As filed with the Securities and Exchange Commission on July 18, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

 (Address of principal executive offices) (Zip code)

Stephen C. Rogers

44 Montgomery St. Suite 2100, San Francisco, California 94104

 (Name and address of agent for service)

(415) 398-2727

 Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1.	Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Par Value	Rate	Maturity	Value

Long-Term Securities (96.51%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	500,000	5.000%	4/1/2031	562,540
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,253,440

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,635,010

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Revenue Bonds, Series 2010L	1,000,000	5.000%	5/1/2019	1,207,540

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,327,681
Revenue Bonds, Series 2009A	2,500,000	5.250%	10/1/2038	2,898,375

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	1,480,000	5.500%	10/1/2014	1,539,481

CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,129,120
General Obligation Bonds; 2005	3,000,000	5.000%	5/1/2027	3,209,250
Variable Purpose	3,000,000	5.000%	4/1/2038	3,263,730

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Revenue Bonds, Series 2012A	1,100,000	4.000%	11/1/2030	1,128,655

CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,262,560

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,622,360

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	1,178,260

KERN HIGH SCHOOL DISTRICT
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	2,970,689

LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	9/1/2021	2,429,840

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	2,000,000	5.000%	12/1/2027	2,106,680

LOS ANGELES DEPARTMENT OF WATER AND POWER
Revenue Bonds, 2012 Series A	1,985,000	5.000%	7/1/2037	2,214,923
Revenue bonds, 2011 Series A	1,500,000	5.000%	7/1/2018	1,787,640
Revenue bonds, 2013 Series A	500,000	5.000%	7/1/2017	582,995

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	7/1/2023	1,865,685
Tax Revenue Refunding Bonds, Series 2012-A	1,000,000	5.000%	7/1/2021	1,233,820

LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,178,860

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,134,610
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,157,580

MOUNT DIABLO UNIFIED SCHOOL DISTRICT/CA
General Obligation Refunding Bonds, Election Of 2002, Series B	500,000	5.000%	7/1/2020	606,885

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	335,000	6.125%	7/1/2013	336,447

NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,157,800

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,093,480

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	380,000	5.500%	2/1/2014	387,178

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	1,000,000	5.000%	8/1/2018	1,181,500

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	1,380,000	4.000%	9/1/2020	1,592,534

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,416,880

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,159,240

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	1,008,600

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	2,050,920

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,815,219

SAN FRANCISCO, CITY AND COUNTY
General Obligation Refunding Bonds Series 2011-R1	1,550,000	5.000%	6/15/2016	1,756,243

SAN FRANCISCO, CITY & COUNTY AIRPORTS COMM-SAN FRANCISCO INTERNATIONAL AIRPORT
Second Series Revenue Refunding Bonds Series 2010C-E	500,000	5.000%	5/1/2020	602,655

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Revenue bonds, 2013 Series A	700,000	4.000%	10/1/2021	804,349

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,639,742

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	2,085,760

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,792,945
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,342,887

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	1,164,875

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,347,660

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,077,140

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	3,604,036
Windy Point/Windy Flats Project, Revenue Bonds, 2010-1	1,000,000	5.000%	7/1/2023	1,178,620

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds, Series 2010A	1,205,000	4.000%	6/1/2020	1,374,652

UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,412,050

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	680,847

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,188,380

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,772,335

YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,384,409

Total Long-Term Securities (Cost $97,908,948)				102,897,592

Variable Rate Demand Notes* (2.34%)

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Pacific Gas and Electric Company Refunding Revenue Bonds	400,000	0.050%	6/17/2013	400,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Pollution Control Revenue Refunding Bonds, Series 2002	400,000	0.040%	6/17/2013	400,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Series B-3	700,000	0.040%	6/17/2013	700,000
Water Revenue Refunding Bonds, 2011 Series A-2	1,000,000	0.230%	6/20/2013	999,990

Total Variable Rate Demand Notes (Cost $2,500,000)				2,499,990

Total Investments (Cost $100,408,948) (a) (98.85%)				105,397,582
Other Net Assets (1.15%)				1,227,273
Net Assets (100.00%)				$106,624,855

* Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purposes is $100,311,580.
At May 31, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$5,366,390
Unrealized depreciation				(280,388)
Net unrealized appreciation				$5,086,002

CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Par Value	Rate	Maturity	Value

Tax and Revenue Anticipation Notes (2.79%)

SANTA BARBARA, COUNTY OF
Tax and Revenue Anticipation Notes, Series A	1,000,000	2.000%	6/28/2013	1,001,332

Total Tax & Revenue Anticipation Notes (Cost $1,001,332)				1,001,332

Variable Rate Demand Notes* (97.47%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds, 2008 Series E-1	1,000,000	0.050%	6/20/2013	1,000,000
San Francisco Bay Area Toll Bridge Revenue Bonds, 2007 Series D-2	300,000	0.060%	6/20/2013	300,000

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,400,000	0.050%	6/20/2013	1,400,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Variable Rate Health Facility Revenue Bonds (Catholic Healthcare West Loan Program)	1,000,000	0.070%	6/19/2013	1,000,000
Variable Rate Revenue Bonds (Scripps Health); Series 2008F	600,000	0.050%	6/19/2013	600,000

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
Pacific Gas & Electric Refunding Revenue Bonds; Series 2009 B	700,000	0.050%	6/17/2013	700,000
Pacific Gas & Electric Refunding Revenue Bonds; Series 2009 D	1,000,000	0.040%	6/17/2013	1,000,000

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	600,000	0.040%	6/17/2013	600,000
Pollution Control Bonds; Chevron USA Inc.Proj (CA)	1,100,000	0.040%	6/17/2013	1,100,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil, Series 2000	900,000	0.040%	6/17/2013	900,000

CALIFORNIA STATE
General Obligation Bond, Series 2005B3	1,400,000	0.070%	6/19/2013	1,400,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY

John Muir Health Revenue Bonds; Series 2008C	1,750,000	0.050%	6/17/2013	1,750,000

CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	1,200,000	0.070%	6/19/2013	1,200,000

EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Certificates of Participation; Series 2008G	1,300,000	0.070%	6/19/2013	1,300,000

IRVINE CA ASSESSMENT DISTRICT NO. 03-19
Limited Obligation Improvement Bonds, Adjustable Rate Series B	1,300,000	0.060%	6/17/2013	1,300,000

IRVINE RANCH WATER DISTRICT
General Obligations Bonds; Consolidated Series 1993	1,600,000	0.040%	6/17/2013	1,600,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System; Subseries B-3	1,100,000	0.040%	6/20/2013	1,100,000
Water System; Subseries B-2	600,000	0.050%	6/17/2013	600,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	1,375,000	0.040%	6/17/2013	1,375,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.080%	6/19/2013	1,260,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	1,500,000	0.080%	6/19/2013	1,500,000

RIVERSIDE, CITY OF
Refunding Water Revenue Bond; 2011 A	1,000,000	0.130%	6/20/2013	1,000,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series A	1,300,000	0.050%	6/17/2013	1,300,000

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Subordinated Electric Revenue Bonds, Series 2012 M	800,000	0.060%	6/20/2013	800,000

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Bonds; 2008 Series B	1,215,000	0.060%	6/20/2013	1,215,000

SAN FRANCISCO CITY & COUNTY AIRPORTS COMMISSION
Second Series Revenue Refunding Bonds; Issue 36 C	1,000,000	0.080%	6/19/2013	1,000,000

SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	1,000,000	0.070%	6/19/2013	1,000,000

SANTA CLARA COUNTY FINANCING AUTHORITY
Variable Rate Revenue Bonds (El Camino Hospital); Series 2009A	300,000	0.080%	6/19/2013	300,000

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Tax Revenue Refunding Bonds, 2000 Measure A	600,000	0.050%	6/20/2013	600,000
Sales Tax Revenue Refunding Bonds, 2000 Measure A	600,000	0.070%	6/20/2013	600,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds, 2008 Subordinate Refunding Series B	1,500,000	0.070%	6/19/2013	1,500,000

TRACY, CITY OF
Sycamore 7/03	1,500,000	0.090%	6/20/2013	1,500,000

WESTERN MUNICIPAL WATER DISTRICT FACILITIES AUTHORITY
Water Revenue Bonds, Series 2012A	1,200,000	0.060%	6/20/2013	1,200,000

Total Variable Rate Demand Notes (Cost $35,000,000)				35,000,000

Total Investments (Cost $36,001,332) (a) (100.26%)				36,001,332
Liabilities in Excess of Other Assets (-0.26%)				(94,433)
Net Assets (100.00%)				$35,906,899

* Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purposes is $36,001,332.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (7.68%)
	3,837	6.000%	4/15/2014	3,955
	10,122	6.000%	4/15/2014	10,433
	4,887	6.000%	4/15/2016	5,269
	26,120	6.500%	4/15/2016	28,338
	34,040	6.000%	5/15/2016	36,695
	289,739	5.000%	7/15/2020	314,275
	5,916	10.000%	9/15/2018	6,196
	144,268	5.500%	1/15/2025	157,316
	266,368	6.000%	1/15/2026	302,612
	762,340	5.500%	4/15/2036	827,240
	515,161	5.000%	3/15/2038	556,443
	337,261	6.000%	6/15/2038	377,408
Total Government National Mortgage Association (Cost $2,394,559)				2,626,180

United States Treasury Bonds (18.83%)
	3,000,000	7.250%	5/15/2016	3,591,564
	2,300,000	4.500%	5/15/2038	2,845,171
Total United States Treasury Bonds (Cost $6,002,526)				6,436,735

United States Treasury Notes (72.67%)
	3,800,000	4.000%	2/15/2015	4,040,620
	1,300,000	3.625%	2/15/2021	1,483,828
	1,500,000	2.750%	2/28/2018	1,625,040
	2,219,000	4.750%	5/15/2014	2,315,822
	2,200,000	3.375%	6/30/2013	2,205,672
	4,400,000	2.500%	6/30/2017	4,703,186
	1,100,000	2.625%	8/15/2020	1,179,148
	1,300,000	2.750%	10/31/2013	1,314,270
	4,000,000	3.750%	11/15/2018	4,558,440
	1,300,000	2.750%	2/15/2019	1,411,110
Total United States Treasury Notes (Cost $23,923,082)				24,837,136

Total Investments (Cost $32,320,167) (a) (99.18%)				33,900,051
Other Net Assets (0.82%)				279,151
Net Assets (100.00%)				$34,179,202

(a) Aggregate cost for federal income tax purposes is $32,320,167.
At May 31, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				1,619,982
Unrealized depreciation				(40,098)
Net unrealized appreciation				$1,579,884

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (3.27%)
	175,369	1.625%	11/20/2034	183,392
	108,477	2.250%	6/20/2034	113,106
Total Government National Mortgage Association (Cost $285,541)				296,498

United States Treasury Notes (95.61%)
	1,300,000	1.750%	1/31/2014	1,314,219
	1,700,000	2.250%	1/31/2015	1,756,313
	1,900,000	2.000%	1/31/2016	1,978,671
	1,800,000	0.750%	6/15/2014	1,811,039
	1,800,000	0.375%	6/15/2015	1,802,390
Total United States Treasury Notes (Cost $8,649,695)				8,662,632

Total Investments (Cost $8,935,236) (a) (98.88%)				8,959,130
Other Net Assets (1.12%)				101,268
Net Assets (100.00%)				$9,060,398

(a) Aggregate cost for federal income tax purposes is $8,935,236.
At May 31, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$25,218
Unrealized depreciation				(1,324)
Net unrealized appreciation				$23,894

THE UNITED STATES TREASURY TRUST
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Par Value	Maturity	Value

United States Treasury Bills DN (b) (97.39%)
	9,800,000	6/6/2013	9,799,870
	11,100,000	6/27/2013	11,099,513
	8,000,000	8/22/2013	7,999,171
	11,800,000	6/20/2013	11,799,564
	10,700,000	7/18/2013	10,699,358
	9,600,000	8/1/2013	9,599,222
	9,700,000	9/5/2013	9,699,030
Total United States Treasury Bills DN (Cost $70,695,728)			70,695,728

Total Investments (Cost $70,695,728) (a) (97.39%)			70,695,728
Other Net Assets (2.61%)			1,893,138
Net Assets (100.00%)			$72,588,866

(a) Aggregate cost for federal income tax purposes is $70,695,728.

(b) Discount Note. Yield to maturity is between 0.04% - 0.09%.

S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Shares	Value
Common Stock (98.34%)

Basic Materials (3.18%)
Air Products & Chem.	1,615	152,472
Airgas Inc	499	51,342
Alcoa Inc	7,435	63,198
Allegheny Tech.	854	23,545
CF Industries Hldgs	475	90,706
Cliffs Natural Res.	999	18,022
Dow Chemical Co/The	8,728	300,767
Eastman Chemical Co	1,048	75,163
Ecolab Inc	1,937	163,618
EI Du Pont de Nemour	6,896	384,729
FMC Corp	1,102	69,106
Freeport-McMoRan	6,887	213,841
International Flavor	683	54,838
International Paper	3,175	146,526
LyondellBasell Ind. CL A	2,496	166,358
MeadWestvaco Corp	1,277	44,695
Monsanto Co	3,890	391,491
Newmont Mining Corp	3,766	129,098
Nucor Corp	2,404	107,002
PPG Industries Inc	1,176	180,645
Praxair Inc	2,168	247,867
Sherwin-Williams Co	628	118,397
Sigma-Aldrich Corp	928	77,636
The Mosiac Company	2,068	125,776
United States Steel	1,093	19,335
Vulcan Materials Co	956	51,222
Total Basic Materials		3,467,395

Communications (11.14%)
Amazon.Com Inc*	2,600	699,478
AT&T Inc	42,219	1,477,243
Cablevision Systems	1,680	25,402
CBS Corp Class B	4,379	216,761
Centurylink Inc	4,581	156,441
Cisco Systems Inc	39,132	942,299
Comcast Corp	19,592	786,619
Corning Inc	11,057	169,946
Crown Castle Intl Co*	2,156	153,615
DIRECTV*	4,619	282,359
Discovery Comm. Series A*	1,878	148,099
eBay Inc*	8,321	450,166
Expedia Inc	689	39,590
F5 Networks Inc*	602	50,092
Frontier Comm	8,240	34,114
Gannett Co Inc	1,702	36,593
Google Inc*	1,949	1,696,428
Harris Corp	833	41,758
Interpublic Group Co	3,241	46,087
JDS Uniphase Corp*	1,800	24,516
Juniper Networks Inc*	3,874	68,686
McGraw Hill Financ.	2,019	110,136
Motorola Solutions	2,139	123,976
NetFlix Inc*	413	93,441
News Corp Class A	14,980	481,008
Omnicom Group	1,982	123,142
Priceline.com Inc*	361	290,219
Scripps Networks Class A	635	42,774
Sprint Nextel Corp*	22,657	165,396
Symantec Corp*	5,172	115,801
Time Warner Cable	2,282	217,954
Time Warner Inc	7,045	411,217
T-Mobile US, Inc.	995	21,323
TripAdvisor Inc.*	850	54,817
VeriSign Inc*	1,159	54,519
Verizon Comm.	20,602	998,785
Viacom Inc (New)	3,483	229,495
Walt Disney Co	13,185	831,710
Washington Post	47	21,960
Windstream Corp. Group	4,013	32,224
Yahoo! Inc*	7,670	201,721
Total Communications		12,167,910

Consumer, Cyclical (9.33%)
Abercrombie & Fitch	700	35,056
Autonation Inc*	284	13,158
Autozone Inc*	275	112,428
Bed Bath & Beyond*	1,720	117,390
Best Buy Co Inc	1,956	53,888
BorgWarner Inc*	832	67,450
Carmax Inc*	1,689	78,995
Carnival Corp	3,334	110,355
Chipotle Mexican*	234	84,474
Cintas Corp	801	36,570
Coach Inc	2,156	125,609
Costco Wholesale	3,160	346,557
CST Brands, Inc.*	448	13,615
CVS/Caremark Corp	9,462	544,822
Darden Restaurants	933	48,329
Delphi Automotive	2,173	106,064
Dollar General Corp*	1,932	102,010
Dollar Tree Inc.*	1,728	83,013
DR Horton Inc	2,043	49,767
Family Dollar Stores	713	43,600
Fastenal Co	2,014	105,091
Ford Motor Co	27,615	433,003
Fossil Inc*	377	40,037
Gamestop Corp Class A	908	30,109
Gap Inc/The	2,194	88,967
Genuine Parts Co	1,170	90,956
Goodyear Tire & Rubb*	1,847	27,964
Harley-Davidson Inc	1,765	96,263
Harman International	529	28,090
Hasbro Inc	950	42,256
Home Depot Inc	11,091	872,418
Intl Game Tech	2,266	40,516
JC Penney Co Inc Hld*	1,066	18,740
Johnson Controls Inc	5,136	191,881
Kohl's Corp	1,587	81,588
L Brands Inc	1,787	89,368
Lennar Corp	1,300	51,116
Lowe's Cos Inc	8,392	353,387
Macy's Inc.	2,961	143,135
Marriott Intl Class A	1,935	81,289
Mattel Inc	2,508	112,233
McDonald's Corp	7,400	714,618
Newell Rubbermaid	2,365	63,950
Nike Inc CL B	5,334	328,894
Nordstrom Inc	1,123	66,055
O'Reilly Automotive*	874	95,187
Paccar Inc	2,601	139,414
Petsmart Inc	796	53,730
Pulte Group Inc*	2,804	60,538
PVH Corp.	574	66,119
Ralph Lauren Corp	449	78,615
Ross Stores Inc	1,661	106,802
Southwest Airlines	5,662	80,231
Staples Inc	5,524	82,860
Starbucks Corp	5,474	345,245
Starwood Hotels	1,427	97,464
Target Corp	4,818	334,851
Tiffany & Co	950	73,891
TJX Cos Inc	5,416	274,104
Urban Outfitters Inc*	803	33,670
VF Corp	647	118,957
Walgreen Co	6,346	303,085
Wal-Mart Stores Inc	12,426	929,961
Whirlpool Corp	570	72,823
WW Grainger Inc	441	113,531
Wyndham Worldwide	1,139	66,199
Wynn Resorts Ltd	526	71,478
Yum! Brands Inc	3,354	227,234
Total Consumer, Cyclical		10,191,063

Consumer, Non-Cyclical (21.70%)
Abbott Laboratories	11,424	418,918
AbbVie Inc.	11,424	487,691
Actavis Inc.*	836	103,070
Aetna Inc	2,841	171,540
Alexion Pharma Inc.*	1,383	134,898
Allergan Inc	2,212	220,072
Altria Group Inc	14,863	536,554
AmerisourceBergen Co	1,851	100,102
Amgen Inc	5,671	570,106
Apollo Group Inc*	980	19,590
Archer-Daniels	4,902	157,991
Automatic Data	3,564	244,918
Avery Dennison Corp	891	38,759
Avon Products Inc	3,259	76,815
Baxter International	4,026	283,149
Beam, Inc.	1,241	80,466
Becton Dickinson&Co.	1,468	144,774
Biogen Idec Inc*	1,739	412,995
Boston Scientific Co*	11,526	106,500
Bristol-Myers Squibb	12,265	564,313
Brown-Forman Corp Class B	1,081	74,394
Campbell Soup Co	1,449	62,032
Cardinal Health Inc	2,511	117,917
CareFusion Corp.*	1,546	56,816
Celgene Corp.*	3,188	394,196
Cigna Corp	2,081	141,300
Clorox Co	943	78,344
Coca-Cola Co/The	28,487	1,139,195
Coca-Cola Enterprise	2,036	75,658
Colgate-Palmolive Co	6,558	379,315
ConAgra Foods Inc	2,987	100,632
Constellation Brands*	1,083	57,410
Covidien PLC	3,532	224,635
CR Bard Inc	610	62,885
Crimson Wine Group*	144	1,263
DaVita HealthCare*	612	75,931
Dean Foods Co*	1,377	14,445
Dentsply Intl.	1,160	48,442
Dr Pepper Snapple	1,620	74,488
Edwards Lifesciences*	858	57,023
Eli Lilly & Co	7,419	394,394
Equifax Inc	870	52,983
Estee Lauder Co	1,800	122,004
Express Scripts Hldg*	5,973	371,043
Forest Laboratories*	1,720	68,370
General Mills Inc	4,683	220,476
Gilead Sciences Inc*	11,004	599,498
H&R Block Inc	1,994	58,364
Hershey Co/The	1,114	99,269
HJ Heinz Co	2,408	174,243
Hormel Foods Corp	1,064	42,368
Hospira Inc*	1,350	46,818
Humana Inc	1,191	96,209
Intuitive Surgical*	285	141,796
Iron Mountain Inc.	1,243	44,549
JM Smucker Co/The	823	83,090
Johnson & Johnson	20,286	1,707,674
Kellogg Co	1,816	112,683
Kimberly-Clark Corp	2,926	283,325
Kraft Foods Group	4,282	236,067
Kroger Co/The	4,007	134,916
Lab. Corp Of America*	705	70,140
Life Technologies*	1,360	100,776
Lorillard, Inc.	2,883	122,355
Mastercard Inc Class A	772	440,233
McCormick & Co Inc	975	67,353
McKesson Corp	1,736	197,661
Mead Johnson Nutr.	1,560	126,469
Medtronic Inc	7,560	385,636
Merck & Co Inc	22,116	1,032,817
Molson Coors Brewing DL	1,200	59,292
Mondelez Int'l Inc.	12,847	378,473
Monster Beverage Co*	1,129	61,632
Moody's Corp	1,498	99,527
Mylan Inc*	3,101	94,518
Patterson Cos Inc	758	29,623
Paychex Inc	2,454	91,362
PepsiCo Inc	11,411	921,666
Perrigo Co	677	78,471
Pfizer Inc	54,960	1,496,561
Philip Morris Intl.	12,281	1,116,466
Procter & Gamble Co	20,266	1,555,618
Quanta Services Inc*	1,601	45,420
Quest Diagnostics	1,168	72,229
Reynolds American	2,525	121,478
Robert Half Intl	1,032	35,872
Safeway Inc	1,746	40,175
SAIC, Inc	2,336	33,872
St Jude Medical Inc	2,310	99,861
Stryker Corp	2,155	143,070
Sysco Corp	4,516	152,641
Tenet Healthcare*	766	36,285
The ADT Corporation	1,732	70,302
Total System Service	1,190	27,977
Tyson Foods Inc	2,328	58,200
UnitedHealth Group	7,592	475,487
Varian Medical Sys.*	875	58,634
WellPoint Inc (New)	2,432	187,191
Western Union Co	4,688	76,789
Whitewave Foods Co Class A*	352	6,134
Whitewave Foods Co Class B*	501	8,286
Whole Foods Market	2,358	122,286
Zimmer Holdings Inc	1,338	105,046
Total Consumer, Non-Cyclical		23,703,565

Diversified (0.04%)
Leucadia National Co	1,447	45,407
Total Diversified		45,407

Energy (10.54%)
Anadarko Petroleum	3,750	328,013
Apache Corp	2,792	229,307
Baker Hughes Inc	3,384	153,904
Cabot Oil & Gas Corp	1,582	111,310
Cameron Inter. Corp.*	1,865	113,523
Chesapeake Energy Co	3,818	83,385
Chevron Corp	14,364	1,763,180
ConocoPhillips	8,936	548,134
Consol Energy Inc	1,500	52,020
Denbury Resources*	2,835	52,022
Devon Energy Corp	2,767	157,304
Diamond Offshore	576	39,635
Ensco PLC Class A	1,707	102,710
EOG Resources Inc	1,925	248,518
EQT Corp.	1,085	86,670
Exxon Mobil Corp	33,964	3,072,722
FMC Technologies Inc*	1,793	99,798
Halliburton Co	6,883	288,054
Helmerich & Payne	805	49,701
Hess Corp	2,293	154,571
Kinder Morgan Inc	4,655	176,797
Marathon Oil Corp	5,187	178,381
Marathon Petroleum	2,489	205,343
Murphy Oil Corp	1,357	85,925
Nabors Industries	2,404	38,488
National-Oilwell Inc	3,192	224,398
Newfield Exploration*	988	23,505
Noble Corporation	1,885	73,044
Noble Energy Inc	2,616	150,812
Occidental Petroleum	5,892	542,476
Oneok Inc	1,546	69,786
Peabody Energy Corp	2,200	43,274
Phillips 66	4,612	307,021
Pioneer Natural Res.	880	122,038
QEP Resources Inc.	1,500	42,540
Range Resources Corp	1,202	90,366
Rowan Companies plc*	921	30,614
Schlumberger Ltd	9,690	707,661
Sears Canada Inc.	191	1,673
Southwestern Energy*	2,561	96,524
Spectra Energy Corp.	4,856	148,448
Tesoro Corp	1,028	63,376
Valero Energy Corp	4,032	163,820
Williams Cos Inc	4,450	156,551
WPX Energy Inc.*	1,483	28,563
Total Energy		11,505,905

Financial (16.49%)
ACE Ltd	2,500	224,200
Aflac Inc	3,445	191,852
Allstate Corp/The	3,620	174,629
American Express Co	7,257	549,427
American Int'l Group*	8,581	381,511
American Tower Corp	2,860	222,622
Ameriprise Financial	1,612	131,410
AON PLC	2,362	150,389
Apartment Investment REIT	1,070	32,378
Assurant Inc	596	29,645
AvalonBay Community REIT	686	91,005
Bank of America Corp	77,978	1,065,179
Bank of NY Mellon	8,692	261,282
BB&T Corp	5,247	172,731
Berkshire Hathaway Class B*	13,493	1,539,146
BlackRock, Inc.	941	262,727
Boston Properties REIT	1,078	114,893
Capital One Finl.	4,021	245,000
CBRE Group Inc*	2,058	47,704
Charles Schwab Corp	7,272	144,422
Chubb Corp	1,969	171,500
Cincinnati Financial	1,179	55,814
Citigroup Inc	21,278	1,106,242
CME Group Inc.	2,250	152,843
Comerica Inc	1,331	52,561
Discover Financial	3,788	179,589
E*Trade Financial Co*	1,181	13,735
Equity Residential REIT	2,164	122,374
Fifth Third Bancorp	6,069	110,456
First Horizon Nation	1,791	20,561
Franklin Resources	1,035	160,228
Genworth Financial*	3,728	40,300
Goldman Sachs Group	3,315	537,295
Hartford Financial	2,922	89,501
HCP Inc REIT	3,020	143,088
Health Care REIT Inc REIT	1,873	127,420
Host Hotels & Resort REIT	5,173	92,028
Hudson City Bancorp	3,497	29,725
Huntington Bancshare	5,456	42,284
Intercontinental Ex.*	535	91,597
Invesco Ltd.	3,410	115,053
JPMorgan Chase & Co	27,735	1,514,053
Keycorp	6,704	72,269
Kimco Realty Corp REIT	2,994	66,317
Legg Mason Inc	884	30,975
Lincoln National	2,305	82,196
Loews Corp	2,394	109,693
M&T Bank Corp	918	96,298
Marsh & McLennan Cos	4,025	161,081
Metlife Inc	7,704	340,594
Morgan Stanley	10,374	268,687
Northern Trust Corp	1,610	93,622
NYSE Euronext	1,810	72,816
People's United Fin.	2,887	39,725
Plum Creek Timber Co	1,188	56,668
PNC Financial Svs.	3,945	282,620
Principal Financial	2,041	77,252
Progressive Corp/The	4,123	105,095
Prologis Inc. REIT	3,315	133,595
Prudential Financial	3,541	244,223
Public Storage REIT	1,035	157,113
Regions Financial Co	9,066	82,773
Simon Property Group	2,175	362,007
SLM Corp	3,621	85,963
State Street Corp	3,525	233,285
SunTrust Banks Inc	3,809	122,231
T. Rowe Price Group	1,965	149,065
The Nasdaq OMX Group	1,127	35,455
Torchmark Corp	784	50,576
Travelers Cos Inc.	2,855	239,021
Unum Group	2,266	64,536
US Bancorp	13,884	486,773
Ventas Inc	2,081	148,521
Visa Inc. Class A	3,845	684,948
Vornado Realty Trust	1,244	99,458
Wells Fargo & Co	36,145	1,465,679
Weyerhaeuser Co	3,870	115,403
XL Group PLC	2,249	70,686
Zions Bancorporation	1,054	29,565
Total Financial		18,017,183

Industrial (10.12%)
3M Co	4,679	515,953
Agilent Technologies	2,633	119,670
Amphenol Corp Class A	1,186	92,389
Ball Corp	1,134	48,943
Bemis Co	906	35,470
Boeing Co	4,978	492,922
Caterpillar Inc	4,752	407,722
CH Robinson WW	1,280	72,563
CSX Corp	7,645	192,730
Cummins Inc	1,302	155,758
Danaher Corp	4,166	257,542
Deere & Co	2,919	254,274
Dover Corp	1,334	104,386
Eaton Corp PLC	3,484	230,153
Emerson Electric Co	5,336	306,607
Expeditors Intl.	1,549	60,457
FedEx Corp	2,148	206,938
Flir Systems Inc	1,158	28,209
Flowserve Corp	376	63,217
Fluor Corp	1,298	82,047
General Dynamics	2,440	188,124
General Electric Co	76,880	1,792,841
Honeywell Intl.	5,633	441,965
Illinois Tool Works	3,173	222,522
Ingersoll-Rand Co	2,109	121,331
Jabil Circuit Inc	1,699	34,082
Jacobs Engineering*	1,000	57,010
Joy Global Inc	784	42,399
L-3 Communications	719	61,180
Leggett & Platt Inc	1,017	32,544
Lockheed Martin Corp	1,981	209,649
Masco Corp	2,627	55,220
Molex Inc	1,013	29,721
Norfolk Southern	2,398	183,663
Northrop Grumman	1,818	149,785
Owens-Illinois Inc*	1,395	38,293
Pall Corp	838	57,152
Parker Hannifin Corp	1,096	109,337
Pentair Ltd.	1,542	89,806
PerkinElmer Inc	1,021	31,978
Precision Castparts	1,073	229,536
Raytheon Co	2,443	162,802
Republic Services	2,203	75,122
Rockwell Automation	1,085	95,502
Rockwell Collins Inc	1,079	69,865
Roper Industries Inc	694	86,209
Ryder System Inc	477	30,070
Sealed Air Corp	1,582	38,000
Snap-On Inc	424	38,622
Stanley Black & Deck	1,237	97,995
Stericycle Inc*	642	70,466
TE Connectivity Ltd	3,236	143,646
Textron Inc	2,069	55,780
Thermo Fisher Scient	2,658	234,701
Tyco International	3,464	117,118
Union Pacific Corp	3,488	539,315
United Parcel Svs.	5,289	454,325
United Technologies	6,172	585,723
Waste Management Inc	3,352	140,549
Waters Corp*	682	65,956
Xylem Inc	1,498	42,154
Total Industrial		11,050,008

Technology (12.72%)
Accenture PLC	4,670	383,454
Adobe Systems Inc*	3,587	153,918
Advanced Micro Devic*	4,487	17,948
Akamai Technologies*	1,400	64,568
Altera Corp	2,432	80,718
Analog Devices Inc	2,227	102,286
Apple Inc.	6,897	3,101,442
Applied Materials	9,105	138,396
Autodesk Inc*	1,669	62,971
BMC Software Inc*	1,079	48,873
Broadcom Corp	3,543	127,229
CA Inc	2,646	72,262
Cerner Corp*	1,060	104,177
Citrix Systems Inc*	1,348	86,744
Cognizant Technology*	2,204	142,489
Computer Sciences Co	1,256	56,030
Dell Inc	10,721	143,125
Dun & Bradstreet	396	38,863
Electronic Arts Inc*	2,629	60,441
EMC Corp*	14,917	369,345
Fidelity National	1,851	83,110
First Solar, Inc.*	370	20,121
Fiserv Inc*	1,057	92,128
Hewlett-Packard Co	14,359	350,647
Intel Corp	36,299	881,340
Intl Bus Machines	7,904	1,644,190
Intuit Inc	2,031	118,692
Kla-Tencor Corp	1,304	73,402
Lam Research Corp*	1,341	62,732
Linear Technology Co	1,694	63,525
LSI Corp.*	4,118	30,473
Microchip Technology	1,401	51,108
Micron Technology*	6,485	75,745
Microsoft Corp	55,516	1,936,398
NetApp, Inc.*	2,586	97,053
Nvidia Corp	4,572	66,248
Oracle Corp	28,021	945,989
Pitney Bowes Inc	1,820	26,718
Qualcomm Inc	12,533	795,595
Red Hat Inc*	1,433	69,114
SALESFORCE.COM*	3,760	159,161
Sandisk Corp*	1,741	102,754
Seagate Technology	2,601	112,051
Teradata Corp.*	1,256	70,022
Teradyne Inc*	1,380	24,757
Texas Instruments	8,319	298,569
Western Digital	1,637	103,655
Xerox Corp	10,310	90,625
Xilinx Inc	2,112	85,853
Total Technology		13,887,054

Utilities (3.08%)
AES Corp/The	4,674	57,023
AGL Resources Inc	850	35,981
Ameren Corp	1,808	61,544
American Electric	3,645	167,014
Centerpoint Energy	2,979	69,053
CMS Energy Corp	2,062	55,571
Consolidated Edison	2,227	127,095
Dominion Resources	4,251	240,394
DTE Energy Co	1,258	83,795
Duke Energy	5,180	346,697
Edison International	2,433	111,772
Entergy Corp	1,304	89,820
Exelon Corp	6,183	193,775
FirstEnergy Corp	3,123	121,828
Integrys Energy	615	35,381
NextEra Energy Inc.	3,154	238,505
NiSource Inc	2,050	58,897
Northeast Utilities	2,274	94,758
NRG Energy Inc	1,956	49,917
Pepco Holdings Inc	1,700	35,309
PG&E Corp	2,830	127,095
Pinnacle West Cap	806	45,523
PPL Corp	4,208	124,978
Public Service Enter	3,861	127,567
SCANA Corp	845	42,622
Sempra Energy	1,653	134,389
Southern Co/The	6,412	281,487
TECO Energy Inc	1,498	26,380
Wisconsin Energy	1,695	69,173
Xcel Energy Inc	3,728	107,068
Total Utilities		3,360,411

Total Common Stock (Cost $59,798,544)		107,395,901

Right/Warrant (0.02%)
Kinder Morgan Inc WTS $40, 02/15/17	3,593	20,228
Total Right/Warrant (Cost $6934)		20,228

Preferred Stock (0.00%)
Orchard Supply HWare Series A; 0% Coupon	20	21
Total Preferred Stock (Cost $24)		21

Short-Term Investments (0.18%)

United States Treasury Bills (0.18%)	Par Value
United States T-Bill 06/20/2013, DN	200,000	199,995
Total United States Treasury Bills		199,995

Total Short-Term Investments (Cost $199,995)		199,995

Total Investments (Cost $60,005,497) (a) (98.54%)		107,616,145
Other Net Assets (1.46%)		1,588,645
Net Assets (100.00%)		$109,204,790

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $60,005,497.
At May 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$52,520,262
Unrealized depreciation		(4,909,614)
Net unrealized appreciation		$47,610,648

(b) Futures contracts at May 31, 2013:
Contracts - $50 times premium / delivery month / commitment
S&P 500 E-mini		Unrealized Appreciation
22 / JUN 2013 / Long		$49,345

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Shares	Value
Common Stock (98.90%)

Basic Materials (4.37%)
Albemarle Corp	10,020	670,538
Ashland Inc	8,214	730,389
Cabot Corp	6,690	273,889
Carpenter Technology	4,953	238,536
Commercial Metals Co	13,024	200,830
Compass Minerals Int	3,720	324,607
Cytec Industries Inc	4,665	333,408
Domtar Corp	3,868	280,314
Intrepid Potash	5,237	98,351
Minerals Tech	4,104	174,830
NewMarket Corp	1,215	333,202
Olin Corp	9,317	232,273
Reliance Steel & Alu	8,455	556,085
Royal Gold, Inc. DL	7,212	394,929
RPM International In	14,789	489,960
Sensient Tech.	5,821	240,233
Steel Dynamics Inc	24,679	378,576
Valspar Corp	9,493	680,363
Total Basic Materials		6,631,313

Communications (4.34%)
Adtran Inc	7,191	166,256
AMC Networks Inc Class A*	6,477	414,658
AOL Inc.	8,577	297,279
Ciena Corp*	11,260	188,492
Equinix, Inc*	5,418	1,097,904
Factset Research Sys	4,600	451,674
InterDigital Inc.	4,794	220,476
John Wiley & Sons	5,304	210,569
Lamar Advertising Co*	6,194	289,446
Meredith Corp	4,188	171,624
Neustar Inc. Class A*	7,598	368,199
New York Times Co*	14,132	149,375
Plantronics Inc	5,056	233,587
Polycom Inc*	19,995	226,543
Rackspace Hosting*	11,802	442,929
RF Micro Devices Inc*	31,124	171,804
Scholastic Corp	2,834	85,700
Telephone & Data Sys	10,876	252,867
Tellabs Inc	42,417	87,803
Tibco Software Inc.*	17,315	369,329
Time Warner Telecom Class A*	16,901	482,186
Valueclick Inc*	7,937	209,061
Total Communications		6,587,761

Consumer, Cyclical (12.81%)
Advance Auto Parts	8,216	669,768
Aeropostale Inc*	9,385	137,115
Alaska Air Group Inc*	7,989	453,935
American Eagle	20,118	398,135
Ann Inc*	5,447	167,114
Arrow Electronics*	12,235	486,464
Ascena Retail Group*	13,851	281,591
Bally Technologies*	4,296	244,657
Barnes & Noble Inc*	4,610	103,725
Big Lots Inc*	6,439	219,248
Bob Evans Farms Inc	3,418	157,775
Brinker Intl	7,873	308,700
Cabels's Inc*	5,184	347,639
Carter's Inc	5,772	415,988
Cheesecake Factory	5,614	224,111
Chico's FAS Inc	18,893	341,208
Cinemark Holdings	11,452	336,002
Copart Inc*	12,028	413,643
CST Brands, Inc.*	6,833	207,655
Deckers Outdoor Corp*	3,826	205,380
Dicks Sporting Goods	10,881	569,512
Dreamworks Animation*	8,414	184,603
Foot Locker Inc	17,039	584,778
Guess? Inc	6,894	219,091
Hanesbrands Inc.	10,991	548,011
Herman Miller Inc	6,532	183,615
HNI Corp	5,210	191,572
HSN Inc.	4,193	238,540
Ingram Micro Inc*	16,911	323,169
International Spdway	3,147	109,075
JetBlue Airways Corp*	23,748	147,475
KB Home	8,392	185,967
Life Time Fitness*	4,500	224,280
LKQ Corporation*	33,184	812,344
MDC Holdings Inc	4,359	161,762
Mohawk Industries*	6,435	715,379
MSC Indust'l Direct	5,190	429,057
NVR Inc*	517	508,371
Office Depot Inc*	32,067	141,415
Oshkosh Truck Corp*	9,717	386,931
Owens & Minor Inc	7,372	251,975
Panera Bread Co*	3,166	607,334
Polaris Industries	7,162	684,043
Regis Corp	6,382	117,493
Saks Inc*	11,505	170,619
Scientific Games Cor*	6,568	71,526
Signet Jewelers Ltd	9,096	623,167
Tempur-Pedic Intl*	6,696	283,107
The Wendy's Co	31,636	188,234
Thor Industries Inc	5,099	217,778
Toll Brothers Inc*	16,521	564,523
Tractor Supply Co	7,698	862,021
Under Armour Inc.*	8,282	513,484
Watsco Inc	3,199	279,113
Williams-Sonoma Inc	9,740	525,570
WMS Industries Inc*	6,477	164,192
World Fuel Services	8,017	326,532
Total Consumer, Cyclical		19,435,511

Consumer, Non-Cyclical (18.55%)
Aaron's Inc.	7,927	222,669
Alliance Data Sys*	5,638	998,433
Bio-Rad Laboratories*	2,287	259,986
Brink's Co/The	5,281	141,689
Charles River Lab*	5,512	238,725
Church & Dwight Inc	15,349	933,373
Community Health Sys	10,229	492,731
Convergys Corp	11,819	214,751
Cooper Cos Inc	5,437	614,435
CoreLogic Inc.*	10,961	287,178
Corporate Executive	3,869	236,744
Corrections Corp	12,610	443,247
Covance Inc*	6,194	461,949
Dean Foods Co*	20,680	216,933
Deluxe Corp	5,906	220,884
DeVry Inc	6,489	202,651
Endo Pharmaceuticals*	13,150	477,345
Flowers Foods Inc	12,718	424,400
FTI Consulting Inc*	4,761	180,870
Gartner Inc*	10,261	580,875
Global Payments Inc	8,829	423,439
Green Mtn Coffee*	13,903	1,016,727
Harris Teeter Spmkts	5,178	243,366
Health Mgmt Assoc. Class A*	29,533	407,260
Health Net Inc*	9,333	297,443
Henry Schein Inc*	9,740	937,865
Hill-Rom Holdings	7,172	259,124
Hilshire Brands Co	13,358	462,721
HMS Holdings Corp*	9,885	246,137
Hologic Inc*	29,720	616,690
Idexx Laboratories*	6,203	511,375
Ingredion Inc.	8,585	584,810
Jarden Corp*	11,241	523,606
Lancaster Colony	2,241	184,815
Lender Processing	9,511	314,719
LifePoint Hospitals*	5,222	259,690
Manpower Group	8,549	489,601
Masimo Corporation	5,849	126,631
Matthews Intl Corp	3,305	126,747
Mednax Inc.*	5,532	513,536
Monster Worldwide*	13,869	76,696
Omnicare Inc	11,638	535,697
Post Holdings Inc.*	3,204	135,177
Rent-A-Center Inc	6,828	249,768
Resmed Inc	16,245	779,760
Rollins Inc	7,481	188,970
RR Donnelley & Sons	20,054	266,117
Scotts Co/The	4,332	204,774
SEI Investments Co	15,223	465,976
Service Corp Intl	24,165	434,487
Smithfield Foods Inc*	13,884	457,339
Sotheby's	7,605	283,286
Steris Corp	6,737	305,456
Strayer Education	1,350	72,212
SUPERVALU Inc.	23,916	154,497
Techne Corp	3,893	258,923
Teleflex Inc	4,591	359,613
Thoratec Corporation*	6,583	205,192
Tootsie Roll Ind.	2,384	74,905
Towers Watson & Co. Class A	6,433	499,715
Tupperware Brands	6,008	486,528
United Natural Foods*	5,481	290,055
United Rentals Inc*	10,424	592,500
United Therapeutics*	5,408	359,470
Universal Corp/Richm	2,699	158,242
Universal Health Svs CL B	9,915	685,523
Valassis Comm.	4,812	125,064
VCA Antech Inc*	10,077	257,568
Vertex Pharma.*	24,269	1,949,044
WellCare Health Plan*	4,828	251,732
WEX Inc.*	4,359	321,999
Whitewave Foods Co Class A*	15,394	268,471
Total Consumer, Non-Cyclical		28,150,926

Energy (4.90%)
Alpha Natural Res*	24,779	165,524
Arch Coal Inc	23,608	121,817
Atwood Oceanics Inc*	6,568	344,886
Bill Barrett Corp*	5,594	126,257
Cimarex Energy Co	9,656	677,272
Dresser-Rand Group*	8,514	515,948
Dril-Quip Inc*	4,000	361,800
Energen Corp	8,124	440,240
Forest Oil Corp*	12,999	59,145
Helix Energy*	11,005	262,579
HollyFrontier Corp	22,890	1,133,055
Oceaneering Intl.	12,172	882,227
Oil States Intl Inc*	5,784	569,724
Patterson-UTI Energy	16,231	341,013
Rosetta Resources*	6,633	310,822
SM Energy Co.	7,223	438,003
Superior Energy Svs*	17,756	473,730
Unit Corp*	4,812	217,358
Total Energy		7,441,400

Financial (21.52%)
Affiliated Mgrs Grp*	5,774	946,936
Alexander & Baldwin*	4,846	171,015
Alexandria REIT	7,824	535,944
Alleghany Corp*	1,903	742,170
American Campus REIT	11,580	472,811
American Finl. Group	8,603	417,762
Apollo Investment	22,201	184,046
Arthur J Gallagher	14,000	611,520
Aspen Insurance Hldg	8,205	301,452
Associated Banc-Corp	19,301	297,428
Astoria Financial Co	9,437	93,049
BancorpSouth, Inc.	8,709	149,446
Bank of Hawaii Corp	5,172	260,565
BioMed Realty Trust REIT	20,484	428,730
BRE Properties REIT	8,533	426,565
Brown & Brown Inc	13,083	422,188
Camden Property Trst REIT	9,399	650,881
Cathay Gen Bancorp	8,233	167,048
CBOE Holdings Inc.	10,001	401,440
City National Corp	5,275	331,059
Commerce Bancshares	8,794	382,715
Corporate Office REIT	8,366	222,787
Cullen/Frost Bankers	6,904	444,272
Duke Realty Corp REIT	35,779	592,858
East West Bancorp	15,961	420,413
Equity One Inc REIT	6,724	156,871
Essex Property Trust REIT	4,094	643,331
EV Corp	13,027	540,751
Everest Re Group Ltd	5,683	736,574
Extra Space Storage REIT	11,372	476,373
Federal REIT	7,174	772,999
Federated Investors	10,454	289,262
Fidelity Natl. Finan Title Class A	23,703	623,626
First American Finan	11,880	283,694
First Niagara Finl	39,152	382,515
FirstMerit Corp	18,369	346,623
Fulton Financial	22,371	257,043
Greenhill & Co.	3,000	149,430
Hancock Holding Co.	9,548	272,595
Hanover Ins Group	5,215	261,949
HCC Insurance Hlds	11,324	485,233
Highwoods Properties REIT	8,187	298,171
Home Properties Inc REIT	5,450	331,197
Hospitality Ppty REIT	15,309	446,717
International Bancsh	5,988	130,419
Janus Capital Group	21,687	190,195
Jones Lang LaSalle	4,915	451,344
Kemper Corp.	5,832	199,104
Kilroy Realty Corp REIT	8,334	440,952
Liberty Prop. Trust REIT	13,132	532,897
Mack-Cali Realty REIT	9,381	248,597
Mercury Gen Corp	4,206	188,345
National Retail REIT	12,882	462,077
New York Cmnty Bncrp	49,659	649,540
Old Republic Intl	27,132	369,267
Omega Healthcare REIT	12,220	396,050
Potlatch Corp	4,670	212,158
Primerica Inc.	5,087	179,164
Prosperity Bancshare	4,916	246,242
Protective Life Corp	8,692	336,207
Raymond James Finl.	12,563	552,395
Rayonier Inc REIT	13,795	764,243
Realty Income Corp	21,578	980,720
Regency Centers REIT	10,132	522,811
Reinsurance Grp Amer	8,267	544,713
Senior Housing Ppty REIT	9,493	245,394
Signature Bank*	5,202	401,490
SL Green Realty Corp	9,801	852,491
Stancorp Financial	5,135	233,283
SVB Financial Group*	4,916	380,449
Synovus Financial Co	89,266	244,589
Taubman Centers Inc REIT	7,046	567,767
TCF Financial Corp	17,806	256,406
Trustmark Corp	6,874	175,218
UDR Inc. REIT	28,136	685,674
Valley Natl Bancorp	22,192	206,829
Waddell & Reed Fin.	9,643	443,964
Washington Federal	12,110	211,804
Webster Financial Co	10,000	233,500
Weingarten Realty REIT	12,545	399,935
Westamerica Bancorp	3,310	149,049
WR Berkley Corp	12,583	515,526
Total Financial		32,630,862

Industrial (18.91%)
Acuity Brands Inc	4,744	356,132
Aecom Technology*	11,651	358,734
AGCO Corp	10,951	607,452
Alliant Techsystems	3,829	300,653
Ametek Inc	27,124	1,170,400
AptarGroup Inc	7,452	422,677
Avnet Inc*	15,236	520,462
B/E Aerospace Inc*	11,709	742,819
Carlisle Cos Inc	7,093	463,953
Clarcor Inc	5,663	307,161
Clean Harbors Inc*	5,336	305,219
Con-Way Inc.	6,247	237,511
Crane Co	5,467	326,653
Donaldson Co Inc	15,406	577,879
Eagle Materials Inc	5,215	384,606
Energizer Holdings	6,884	658,868
Esterline Tech.*	3,453	253,416
Exelis Inc	21,453	260,654
Fortune Brands Home	18,084	764,591
Gardner Denver Inc	5,507	415,779
GATX Corp	5,416	270,421
General Cable Corp	5,607	198,264
Genesee & Wyo. Inc Class A*	5,497	489,508
Gentex Corp	16,233	371,249
Graco Inc	6,743	434,586
Granite Construction	3,874	119,552
Greif Inc	3,575	186,258
Harsco Corp	9,381	219,328
Hubbell Inc	6,006	603,183
Huntington Ingalls	5,672	313,208
IDEX Corp	9,442	519,782
Itron Inc*	4,487	188,454
ITT Corp	10,780	325,017
JB Hunt Transport	10,154	747,944
KBR Inc.	16,678	602,076
Kennametal Inc	8,985	389,410
Kirby Corp*	6,292	491,279
Landstar System Inc	5,264	277,887
Lennox International	5,220	334,028
Lincoln Electric Hld	9,437	564,333
Louisiana-Pacific Co*	15,807	277,729
Martin Marietta Mtls	5,140	560,414
Matson Inc.	4,846	121,974
Mettler-Toledo Inter*	3,370	735,536
Mine Safety Appl Co	3,472	173,322
National Instruments	10,469	297,320
Nordson Corp	6,493	462,431
Packaging Corp Amer.	10,873	532,777
Regal-Beloit Corp	4,674	315,542
Rock-Tenn Co	7,954	785,695
Silgan Holdings Inc	5,028	235,160
Sonoco Products Co	11,328	396,707
SPX Corp	5,226	412,436
Tech Data Corp*	4,245	212,759
Terex Corp*	12,371	443,748
Tidewater Inc	5,777	318,255
Timken Co	9,084	515,608
Trimble Navigation*	28,034	782,148
Trinity Industries	9,036	369,843
Triumph Group Inc	5,614	435,927
URS Corp	8,642	418,618
UTI Worldwide Inc	11,582	183,343
Valmont Industries	2,476	377,169
Vishay Intertech.*	14,822	215,808
Wabtec Corp	5,411	595,264
Waste Connections	13,885	558,732
Werner Enterprises	5,007	125,325
Woodward Inc.	6,767	264,928
Worthington Ind.	6,236	214,394
Zebra Technologies*	6,039	275,741
Total Industrial		28,696,039

Technology (8.44%)
3D Systems Corp*	10,164	493,157
ACI Worldwide Inc*	4,414	205,295
Acxiom Corp*	8,809	193,710
Advent Software Inc*	3,719	123,396
Allscripts Hlthcare*	19,262	266,779
Ansys Inc*	10,453	778,749
Atmel Corp*	50,808	399,859
Broadridge Financial	13,975	379,282
Cadence Design Sys*	30,869	467,048
Commvault Systems*	4,696	328,720
Compuware Corp	23,604	265,073
Concur Technologies*	5,070	409,301
Cree Inc*	13,021	811,859
Diebold Inc	7,043	226,855
DST Systems Inc	3,448	235,085
Fair Isaac Corp	3,805	186,749
Fairchild Semiconduc*	14,192	205,926
Informatica Corp*	12,097	439,847
Integrated Dev. Tech*	15,931	135,732
International Rectif*	8,025	176,390
Intersil Corp	14,892	122,114
Jack Henry & Assoc.	9,777	458,835
Lexmark Intl	7,026	214,363
ManTech Intl	2,694	72,980
MEMC Elec Materials*	26,786	216,163
Mentor Graphics Corp	10,846	205,966
Micros Systems Inc*	9,005	380,011
MSCI Inc.*	13,685	482,259
NCR Corp*	17,836	595,722
PTC Inc.*	13,580	340,994
QLogic Corp*	11,117	108,280
Riverbed Technology*	18,171	280,924
Rovi Corp.*	12,087	311,845
Semtech Corp*	7,334	267,984
Silicon Laboratories*	4,321	185,630
Skyworks Solutions*	21,229	506,524
Solarwinds Inc.*	6,842	288,390
Solera Holdings Inc.	7,893	432,300
Synopsys Inc*	16,656	607,111
Total Technology		12,807,207

Utilities (5.06%)
Alliant Energy Corp	12,508	616,144
Aqua America Inc	15,647	486,465
Atmos Energy Corp	10,165	429,166
Black Hills Corp	4,587	217,745
Cleco Corp	6,853	311,880
Great Plains Energy	17,219	388,633
Hawaiian Electric	10,833	283,500
Idacorp Inc	5,627	265,763
MDU Resources Group	21,274	550,146
National Fuel Gas Co	9,360	572,832
NV Energy Inc.	26,590	623,269
OGE Energy Corp	11,050	749,963
PNM Resources Inc	8,974	201,197
Questar Corp	20,048	487,367
UGI Corp	12,786	488,297
Vectren Corp	9,231	316,993
Westar Energy Inc	13,837	438,910
WGL Holdings Inc	5,977	256,533
Total Utilities		7,684,803

Total Common Stock (Cost $92,166,124)		150,065,822

Total Investments (Cost $92,166,124) (a) (98.90%)		150,065,822
Other Net Assets (1.10%)		1,664,068
Net Assets (100.00%)		$151,729,890

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $92,166,124.
At May 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		60,256,748
Unrealized depreciation		(2,357,050)
Net unrealized appreciation		$57,899,698

(b) Futures contracts at May 31, 2013:
Contracts - $100 times premium / delivery month / commitment

S&P MidCap E-MINI		Unrealized Depreciation
8 / JUN 2013 / Long		$(4,240)

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Shares	Value
Common Stock (95.53%)

Basic Materials (4.28%)
AK Steel Holding Cor	9,442	32,764
Amcol International	1,832	58,569
American Vanguard Co	1,690	51,477
Balchem Corp	2,076	99,669
Buckeye Technologies	2,745	102,306
Century Aluminum Co*	4,083	40,463
Clearwater Paper*	1,504	71,936
Deltic Timber Corp	776	48,966
Glatfelter	3,044	75,278
Globe Specialty Mtls	4,542	55,730
Hawkins Inc.	618	24,646
HB Fuller Co	3,547	147,449
Innophos Holdings	1,553	78,551
Kaiser Aluminum Corp	1,196	75,874
KapStone Paper	2,655	77,022
Kraton Perf Polymers*	2,295	47,598
Materion Corp.	1,269	37,816
Neenah Paper	1,124	35,305
OM Group Inc*	2,228	65,370
PolyOne Corp	6,787	174,357
Quaker Chemical Corp	909	58,894
Schulman A Inc	2,273	65,690
Schweitzer-Mauduit	2,492	119,766
Stepan Company	1,122	60,622
Stillwater Mining Co Dually Listed*	8,267	99,121
Wausau Paper Corp	3,194	37,306
Zep Inc.	1,342	22,250
Total Basic Materials		1,864,795

Communications (4.73%)
Anixter Internationa*	2,047	157,067
ARRIS Group Inc*	8,093	122,447
Atlantic Tele-Nwtk	630	31,355
Black Box Corp	1,103	29,682
Blucora Inc.*	2,877	52,505
Blue Nile Inc*	1,051	37,374
Cbeyond Comm Inc*	1,695	14,560
Cincinnati Bell Inc*	14,029	48,260
ComScore Inc.*	1,837	36,336
Comtech Telecom.	1,983	52,351
Dealertrack Tech Inc*	3,037	97,913
Dice Holdings Inc.*	3,715	33,509
Digital Generation*	1,808	12,638
Digital River Inc*	2,536	44,304
Dolan Media*	2,121	3,160
EW Scripps Co CL A*	1,800	24,570
General Comm. Class A*	2,942	25,566
Harmonic Inc*	8,338	50,862
Harte-Hanks Inc	3,096	27,678
HealthStream Inc*	1,397	37,412
Ixia*	3,738	58,761
Liquidity Services*	1,721	68,857
LogMeIn Inc*	1,585	40,338
Lumos Networks Corp.	906	12,448
NetGear Inc*	2,491	82,900
NIC Inc.	4,162	69,589
NTELOS Holdings Corp	906	14,831
Nutr/System, Inc	1,800	16,254
OpenTable, Inc.*	1,609	107,320
Oplink Communication*	1,360	23,147
PC-Tel Inc	942	6,905
Perficient Inc*	1,900	23,940
Procera Networks Inc*	1,380	20,369
QuinStreet Inc.*	1,826	14,133
Sourcefire Inc.*	2,132	119,307
Stamps.com Inc*	1,100	41,932
Symmetricom Inc*	2,100	10,374
United Online Inc	5,300	36,093
USA Mobility Inc	1,400	18,872
VASCO Data Intl Inc*	2,046	17,145
Viasat Inc*	3,352	234,842
Websense Inc*	2,754	68,437
XO Group Inc*	1,600	16,544
Total Communications		2,062,887

Consumer, Cyclical (16.82%)
Allegiant Travel	1,000	92,510
Arctic Cat Inc	1,013	47,500
Big 5 Sporting Goods	1,300	26,013
Biglari Holdings Inc*	103	41,463
BJ's Restaurants Inc*	1,643	61,678
Boyd Gaming Corp*	4,007	52,211
Brown Shoe Co Inc	2,695	56,056
Brunswick Corp	6,164	206,924
Buckle Inc/The	1,889	101,024
Buffalo Wild Wings*	1,323	126,955
Callaway Golf Co	3,839	26,297
Casey's Gen. Stores	3,031	184,163
Cash America Intl.	2,136	101,909
Cato Corp/The	1,862	46,364
CEC Entertainment	1,417	56,751
Childrens Place*	1,875	99,994
Christopher & Banks*	1,875	13,519
Coinstar Inc*	2,297	133,777
Coldwater Creek Inc*	1,433	5,288
Cracker Barrel	1,672	149,577
Crocs Inc.*	6,066	107,004
Digital Theater Sys*	1,151	22,744
DineEquity Inc.	1,133	82,018
Dorman Products, Inc	1,907	84,919
Ethan Allen Interior	1,913	60,011
Ezcorp Inc*	3,603	68,925
Fifth & Pacific Co*	8,052	173,037
First Cash Financial*	2,107	113,378
Fred's Inc	2,610	41,395
G&K Services Inc	1,371	66,233
Genesco Inc*	1,705	115,224
Group 1 Automotive	1,718	109,179
Haverty Furniture Co	1,157	28,485
Hibbett Sports Inc.*	2,017	115,030
HOT Topic Inc	2,397	33,534
Iconix Brand Group*	5,255	158,123
Interface Inc	4,469	75,079
Interval Leisure	2,925	63,209
Jack in the Box Inc*	3,444	125,672
Jakks Pacific Inc	1,604	16,200
JOS A Bank Clothiers*	1,993	89,545
Kirkland's Inc*	1,134	16,965
La-Z-Boy Inc	3,743	69,133
Lithia Motors CL A	1,577	82,146
Lumber Liquidators*	1,925	158,062
M/I Homes, Inc.*	1,454	36,132
Maidenform Brands*	1,687	30,687
Marcus Corp	1,435	18,440
MarineMax Inc*	800	9,192
Marriott Vacations*	2,031	89,872
Men's Wearhouse Inc	3,812	137,994
Meritage Homes Corp*	2,050	97,088
Mobile Mini Inc*	3,247	109,262
Monarch Casino & Res*	600	9,246
Multimedia Games Hld*	1,431	36,619
MWI Vet. Supply*	903	109,724
OfficeMax Inc	6,168	80,369
Oxford Industries	1,015	66,675
Papa John's Intl.*	1,264	81,440
PEP Boys*	3,075	37,946
Perry Ellis Intl Inc	700	14,777
PetMed Express, Inc.	1,300	17,407
Pinnacle Entmt.*	4,467	87,911
Pool Corp	3,525	181,361
Quiksilver Inc*	9,389	73,891
Red Robin Gourmet*	1,127	59,179
Ruby Tuesday Inc*	4,509	41,708
Rue21, Inc.*	1,088	45,685
Ruth's Hospitality	2,518	28,202
Ryland Group Inc	3,184	144,172
Scansource Inc*	1,941	61,976
Select Comfort Corp*	4,002	88,804
SHFL Entertainment*	3,655	63,049
Skechers U.S.A. Class A*	2,470	55,575
Skywest Inc	3,479	48,810
Sonic Automotive Inc	2,552	58,109
Sonic Corp*	3,769	49,487
Spartan Motors Inc	1,900	11,495
Stage Stores Inc	2,706	62,265
Standard Motor	1,388	46,914
Standard Pacific*	7,590	67,172
Stein Mart Inc	1,360	17,585
Steve Madden Ltd*	2,903	140,796
Superior Industries	1,678	30,556
Texas Roadhouse Inc.	4,235	100,158
The Finish Line Inc	3,854	81,165
Titan International	3,378	78,809
Toro Co	4,388	209,131
True Religion Appar.	1,828	58,204
Tuesday Morning Corp*	2,971	26,472
Unifirst Corp/MA	1,059	100,499
United Stationers	3,342	115,332
Universal Electronic*	800	21,360
Vitamin Shoppe, Inc.*	2,116	92,554
VOXX Int'l Corp*	1,050	11,676
Winnebago Industries*	1,700	35,292
Wolverine World Wide	3,581	187,464
Zale Corp*	2,067	15,957
Zumiez Inc*	1,300	41,366
Total Consumer, Cyclical		7,328,234

Consumer, Non-Cyclical (16.67%)
Abaxis Inc	1,625	71,516
Abiomed Inc.*	2,555	55,111
ABM Industries Inc	3,436	83,082
Acorda Therapeutics*	2,855	95,500
Affymetrix Inc*	4,911	18,416
Air Methods Corp	2,415	90,418
Akorn, Inc.*	4,807	69,846
Align Technology Inc*	4,938	176,534
Alliance One Inter.*	4,676	17,021
Almost Family Inc	422	8,343
Amedisys Inc.*	2,128	26,217
American Greetings	2,251	41,418
American Public Edu*	1,343	51,088
AMN Healthcare Svs*	3,160	42,312
Amsurg Corp*	2,051	72,872
Andersons Inc/The	1,335	68,005
Arbitron Inc	1,954	91,662
Arqule Inc*	3,181	8,621
B&G Foods Inc. CL A	3,703	106,572
Bio-Reference Labs*	1,534	47,324
Blyth Inc	708	9,919
Boston Beer Company*	658	100,569
Calavo Growers, Inc.	699	20,767
Cal-Maine Foods Inc	800	35,792
Cambrex Corp*	2,109	29,020
Cantel Medical Corp	1,518	51,673
Capella Education Co*	1,176	51,227
Cardtronics, Inc.*	3,148	89,812
Career Education*	3,636	10,835
CDI Corp CEF	607	8,286
Centene Corp*	3,583	177,359
Central Garden & Pet Class A*	3,900	29,601
Chemed Corp	1,524	106,710
Conmed Corp	1,925	63,390
Consolidated Graphic*	696	32,475
Corinthian Colleges*	5,867	15,254
CorVel Corp*	500	25,965
Cross Country Health*	1,840	9,586
CryoLife Inc	1,813	11,222
Cubist Pharma Inc*	4,545	249,747
Cyberonics Inc*	1,759	83,922
Diamond Foods, Inc.*	1,527	23,684
Emergent Biosolution*	1,553	22,053
Ensign Group Inc.	1,237	44,619
Enzo Biochem Inc*	1,519	3,554
Exlservice Holdings*	1,844	54,085
Forrester Research	996	36,085
Gentiva Health Svs.*	1,927	20,542
Geo Group Inc/The	5,160	179,671
Greatbatch Inc*	1,517	48,863
Haemonetics Corp/Mas*	3,668	151,415
Hain Celestial Group*	3,105	206,854
Hanger Inc.*	2,395	76,424
Healthcare Services	4,779	108,436
Healthways Inc.*	1,971	26,510
Heartland Payment	2,657	85,183
Heidrick & Struggles	972	14,007
Helen of Troy*	2,216	87,909
Hi-Tech Pharmacal Co	736	23,523
ICU Medical Inc*	855	61,038
Insperity Inc.	1,536	46,326
Integra LifeSciences*	1,486	56,305
Inter Parfums, Inc	1,098	32,918
Invacare Corp	2,104	32,612
IPC The Hospitalist*	1,130	55,099
J&J Snack Foods Corp	1,032	78,329
Kelly Services Inc	1,581	28,000
Kindred Healthcare*	3,771	50,909
Korn/Ferry Intl*	3,414	59,745
Landauer Inc	600	31,908
LHC Group Inc*	1,000	21,990
Lincoln Educational	1,526	10,514
Live Nation Ent. Inc*	10,034	136,563
Luminex Corporation*	2,720	52,414
Magellan Health Svs.*	2,257	123,007
MAXIMUS Inc	2,478	184,933
Medifast Inc*	932	26,851
Meridian Bioscience	2,957	63,901
Merit Medical System*	2,243	22,138
Molina Healthcare*	1,850	69,930
Momenta Pharm.*	3,238	42,612
Monro Muffler Brake	2,193	103,115
Nash Finch Co	881	19,144
Natus Medical Inc*	2,086	29,392
Navigant Consulting*	3,400	44,812
Neogen Corp*	1,668	90,856
NuVasive Inc.*	2,750	59,730
On Assignment Inc*	3,070	79,943
Palomar Medical Tech*	1,267	17,143
Parexel Intl*	4,229	193,223
Pharmerica Corp*	1,800	28,098
Prestige Brands Hldg*	3,400	99,926
Questcor Pharma.	4,322	147,683
Resources Connection	2,990	32,770
Salix Pharmaceutical*	4,028	244,378
Sanderson Farms Inc	1,357	93,524
Seneca Foods Corp.*	660	21,087
Snyders-Lance Inc	3,213	83,281
Spartan Stores Inc	1,300	23,101
Spectrum Pharma	3,664	30,081
SurModics Inc*	809	19,206
Symmetry Medical Inc*	2,200	20,526
TeleTech Holdings*	1,900	42,731
The Medicines Co*	3,853	124,105
TreeHouse Foods Inc*	2,461	161,146
Trueblue, Inc.*	2,823	66,453
Universal Technical	1,300	15,314
Viad Corp	1,409	34,746
ViroPharma Inc*	5,643	155,183
WD-40 Co	1,126	61,074
West Pharmaceutical	2,406	164,931
Total Consumer, Non-Cyclical		7,263,170

Energy (3.80%)
Approach Resources*	2,359	59,423
Basic Energy Service*	1,681	22,441
C&J Energy Services*	3,104	57,734
Carrizo Oil & Gas*	2,590	66,459
Cloud Peak Energy*	4,346	83,443
Comstock Resources	3,189	51,439
Contango Oil & Gas	893	31,237
Exterran Holdings*	4,618	133,553
Gulf Island Fabricat	900	18,567
Gulfport Energy Corp*	3,529	168,298
Hornbeck Offshore*	2,267	117,929
ION Geophysical Corp*	10,598	67,721
Lufkin Industries	2,393	211,206
Matrix Service Co*	1,500	24,735
PDC Energy Inc.*	2,154	110,263
Penn Virginia Corp	3,836	17,876
Petroquest Energy*	4,015	18,389
Pioneer Energy Svs.*	3,915	27,327
SEACOR Holdings Inc	1,546	118,717
Stone Energy Corp*	3,374	75,949
SunCoke Energy, Inc*	4,989	77,330
Swift Energy Co*	2,894	39,243
Tetra Technologies*	5,529	57,557
Total Energy		1,656,836

Financial (18.44%)
Acadia Realty Trust REIT	3,495	90,590
Amerisafe Inc	1,249	42,379
Bank Mutual Corp	3,500	19,950
Bank of the Ozarks	2,093	91,359
Banner Corp	1,237	39,683
BBCN Bancorp Inc.	5,555	71,604
Boston Private Finl.	5,516	54,333
Brookline Bancorp	4,990	42,315
Calamos Asset Mgt	1,436	15,107
City Holding Co	946	37,481
Colonial Properties REIT	5,839	129,100
Columbia Banking Sys	2,734	59,711
Community Bank Sys	2,657	78,010
Cousins Properties REIT	6,455	66,616
CVB Financial Corp.	6,267	71,882
DiamondRock Hospital REIT	13,895	132,141
Dime Community Bancs	1,914	27,581
EastGroup Properties REIT	1,946	114,366
eHealth, Inc*	1,639	40,352
Employers Holdings	3,092	76,496
Encore Capital Group*	1,642	58,570
F.N.B. Corp	9,948	114,402
Financial Engines	2,893	124,746
First BanCorp/PR*	4,990	30,489
First Commonwealth	7,457	53,765
First Financial Banc	4,036	62,195
First Financial Bankshares, Inc.	2,100	115,500
First Midwest Banc.	5,380	70,801
Forestar Group Inc.*	2,556	58,967
Franklin Street Ppty REIT	5,114	69,653
Getty Realty Corp REIT	1,740	36,470
Glacier Bancorp Inc	5,190	100,894
Government Prop Inc. REIT	3,071	74,656
Hanmi Financial Corp*	2,241	35,273
Healthcare Rlty Trst REIT	6,123	162,933
HFF Inc. CL A	2,314	43,526
Higher One Holdings*	2,333	25,430
Home Bancshares Inc.	1,581	66,560
Horace Mann Edu.	2,400	58,320
Independent Bank	1,385	45,636
Infinity Prop & Cas	809	46,720
Inland Real Estate REIT	5,527	56,762
Interactive Brokers Class A	2,600	41,002
Investment Tech.*	2,751	37,991
Kilroy Realty Corp REIT	5,264	278,517
LaSalle Hotel Pptys REIT	5,972	157,661
Lexington REIT	9,737	122,589
LTC Properties REIT	2,154	89,628
MarketAxess Holdings	2,653	115,034
MB Financial Inc	3,877	98,902
Meadowbrook Ins.	3,842	30,813
Medical Pptys Trust REIT	9,653	143,251
Mid-America Apart. REIT	2,926	198,880
National Financial*	3,143	79,235
Natl Penn Bancshares	8,667	85,630
Navigators Group Inc*	800	46,656
NBT Bancorp Inc.	2,269	45,108
Northwest Bancshares	7,350	91,140
Old National Bancorp	6,839	91,369
Oritani Financial Co	2,767	42,418
PacWest Bancorp	2,355	67,895
Pennsylvania REIT	3,850	76,577
Pinnacle Financial*	2,104	52,810
Piper Jaffray Cos*	1,018	36,353
Portfolio Recovery*	1,234	187,901
Post Properties Inc. REIT	3,859	184,460
PrivateBancorp Inc	4,223	81,757
ProAssurance Corp	4,402	220,980
Prospect Energy Corp	12,466	129,522
Provident Financial	3,500	53,270
PS Business Parks REIT	1,301	99,279
RLI Corp	1,208	90,697
S&T Bancorp Inc.	2,060	39,840
Sabra Healthcare REIT	2,638	71,358
Safety Insurance Grp	1,100	57,596
Saul Centers, Inc. REIT	796	35,653
Selective Insurance	3,893	92,381
Simmons First Natl Class A	1,247	32,085
Sovran Self Storage REIT	1,996	129,481
Sterling Bancorp	2,227	26,613
Stewart Information	1,267	35,083
Stifel Financial*	3,669	132,047
Susquehanna Bancshs	13,274	159,421
SWS Group Inc*	1,780	10,662
Tanger Outlet Center REIT	6,685	230,499
Texas Capital*	2,856	126,121
Tompkins Financial	814	33,814
Tower Group Int'l	3,392	65,567
Trustco Bank Corp NY	6,679	37,336
UMB Financial Corp	2,165	114,940
Umpqua Holdings Corp	8,270	111,810
United Bankshares	3,257	84,715
United Community*	3,286	38,939
United Fire Group	1,500	40,275
Univ Health Realty REIT	868	39,208
Urstadt Biddle Pptys Class A REIT	1,400	29,484
ViewPoint Financial	2,522	47,741
Virtus Investment*	412	95,526
Wilshire Bancorp Inc*	4,087	26,974
Wintrust Financial	2,389	90,161
World Acceptance*	1,143	105,567
Total Financial		8,031,546

Industrial (17.68%)
Aaon Inc	1,200	39,888
AAR Corp	2,578	51,715
Actuant Corp	4,944	168,096
Advanced Energy Ind.*	2,791	51,354
Aegion Corp*	2,572	58,719
Aerovironment Inc.*	1,045	20,973
Albany International	1,699	53,926
AM Castle & Co*	759	13,434
American Science&Eng	603	36,204
Analogic Corp	900	71,541
AO Smith Corp	5,524	216,541
Apogee Enterprises	1,775	47,357
Applied Industrial	2,988	143,633
Arkansas Best Corp	1,834	35,011
Astec Industries Inc	1,314	46,410
AZZ Incorporated	1,608	66,700
Badger Meter Inc	981	43,713
Barnes Group Inc	3,255	98,366
Bel Fuse Inc	579	9,218
Belden Inc.	3,409	182,211
Benchmark Electronic*	4,413	86,054
Brady Corp Class A	3,802	123,717
Briggs & Stratton Co	3,633	85,012
Bristow Group Inc.	2,619	164,604
Calgon Carbon Corp*	4,071	73,522
Checkpoint Systems*	2,878	39,313
CIRCOR International	1,124	57,436
Cognex Corp	2,975	133,667
Coherent Inc	1,686	96,776
Comfort Systems USA	2,300	31,786
CTS Corp	1,721	20,686
Cubic Corp	1,138	54,169
Curtiss-Wright Corp	3,343	121,551
Daktronics Inc	1,886	19,369
Darling Intl.*	8,110	159,037
Drew Industries Inc	1,200	45,360
Dycom Industries Inc*	2,323	52,848
Eagle Materials Inc	3,190	235,264
Electro Scientific	1,841	20,895
EMCOR Group Inc	4,813	191,317
Encore Wire	1,100	38,071
EnerSys	3,419	170,369
Engility Holdings*	1,160	29,661
EnPro Industries Inc*	1,486	74,850
ERA Group Inc.*	1,546	39,825
ESCO Technologies	1,736	55,760
Exponent Inc	1,013	56,728
Faro Technologies*	1,000	37,420
Federal Signal Corp*	4,325	37,930
FEI Co	2,783	200,404
Forward Air Corp	2,103	81,533
Franklin Electric Co	2,730	92,301
GenCorp Inc*	4,277	58,509
Geospace Tech. Corp.*	907	78,782
Gibraltar Industries*	1,600	25,968
Griffon Corp	2,720	31,389
Haynes International	874	42,774
Headwaters Inc*	4,351	46,164
Heartland Express	3,631	52,105
Hillenbrand Inc	4,521	107,871
HUB Group Inc*	2,500	90,775
II-VI Inc*	3,686	61,188
Intermec Inc*	3,246	32,006
Intervac Inc*	1,100	5,291
Irobot Corp.*	1,846	62,376
John Bean Tech.	2,067	44,647
Kaman Corp	1,879	63,717
Kaydon Corp	2,247	60,759
Knight Trans.	4,476	76,719
Koppers Holdings	1,485	61,137
Lindsay Corp.	905	73,531
Littelfuse Inc	1,627	119,568
LSB Industries, Inc.*	1,129	38,126
Lydall Inc*	745	10,773
Measurement Specialt*	1,097	48,762
Methode Electronics	2,454	38,601
Moog Inc*	3,279	164,180
Movado Group Inc	1,100	39,710
Mueller Industries	2,732	148,757
Myers Industries Inc	2,549	37,496
National Presto Ind.	327	25,156
NCI Building Systems*	1,018	14,710
Newport Corp*	2,500	32,900
Old Dominion Freight*	5,030	216,593
Olympic Steel Inc	500	12,665
Orbital Sciences*	4,203	76,411
Orion Marine Group*	1,870	22,459
OSI Systems Inc*	1,366	79,009
Park Electrochemical	1,318	31,830
Plexus Corp*	2,500	72,950
Powell Industries*	616	29,124
Quanex Building	2,706	50,088
Rofin-Sinar Tech.*	2,059	55,099
Rogers Corp*	1,150	53,211
RTI Intl Metals*	2,177	63,155
Simpson Mfg.	2,893	84,678
Standex Intl.	901	47,005
STR Holdings Inc.*	2,759	8,332
Sturm Ruger & Co Inc	1,292	64,962
Teledyne Tech.*	2,644	204,170
Tennant Company	1,324	65,326
Tetra Tech Inc*	4,496	123,955
Texas Industries*	2,008	143,391
Tredegar Corp	1,471	36,716
TTM Technologies Inc*	3,120	25,210
Universal Forest	1,405	55,512
Vicor Corp*	1,051	5,665
Watts Water Tech.	2,113	100,579
Total Industrial		7,704,787

Technology (9.50%)
3D Systems Corp*	5,088	246,869
Agilysys Inc*	1,491	17,087
ASML Holding N.V. ADR	2,503	203,405
ATMI Inc*	2,001	47,764
Avid Technology Inc*	2,399	15,306
Blackbaud Inc.	3,212	97,452
Bottomline Tech Inc*	2,622	72,446
Brooks Automation	4,331	46,125
Cabot Microelec.*	1,677	59,953
CACI Intl Inc Class A*	2,194	140,722
Ceva Inc*	1,529	25,641
Ciber Inc*	5,122	20,898
Cirrus Logic, Inc.*	4,885	89,151
Cohu Inc	1,484	16,413
Computer Programs	791	39,613
CSG Systems Intl.*	2,100	45,423
Digi International*	1,689	16,198
Diodes Inc*	2,499	58,976
DSP Group Inc*	1,496	11,878
Ebix Inc.	2,652	52,616
Elec. For Imaging*	3,295	91,898
Entropic Comm. Inc.*	6,290	26,921
EPIQ Systems Inc	2,381	28,882
Exar Corp*	2,852	32,171
GT Adv Tech Inc*	8,450	37,603
Hittite Microwave*	1,930	104,760
iGATE Corporation*	2,019	29,296
Insight Enterprises*	2,982	57,404
Interactive Intell.*	1,057	53,061
j2 Global Inc.	3,311	135,387
Kopin Corp*	3,225	11,449
Kulicke & Soffa Ind.*	5,154	63,910
LivePerson Inc.*	3,226	29,808
Manhattan Associates*	1,548	116,146
Medidata Solutions*	1,572	108,499
Mercury Systems Inc.*	2,030	17,742
Micrel Inc	3,300	32,835
Microsemi Corp*	6,189	135,725
MicroStrategy Inc.*	592	54,156
MKS Instruments Inc	3,734	105,112
Monolithic Power Sys	2,491	61,204
Monotype Imaging	2,612	59,449
MTS Systems Corp	1,024	61,809
Nanometrics Inc*	1,246	18,005
NetScout Systems Inc*	2,530	61,606
Omnicell, Inc.*	2,000	36,260
Pericom Semi.*	1,192	8,356
Power Integrations	1,900	81,111
Progress Software Co*	4,514	106,124
Quality Systems Inc	2,760	49,349
Radisys Corp*	829	4,145
Rubicon Technology*	1,219	10,325
Rudolph Technologies*	2,269	27,818
Sigma Designs Inc*	1,600	7,344
Super Micro Computer*	1,744	17,981
Supertex Inc	890	19,714
Sykes Enterprises*	2,956	46,734
Synaptics Inc*	2,272	93,743
Synchronoss Tech*	1,600	50,160
Synnex Corp*	1,729	70,111
Take-Two Interactive*	6,173	102,719
Tessera Technologies	3,684	76,443
Triquint Semi.*	11,743	82,671
Tyler Technologies*	2,000	138,019
Ultratech Inc*	1,810	65,993
Veeco Instruments*	2,931	124,245
Virtusa Corporation*	1,414	33,172
Volterra Semiconduct*	1,868	26,264
Total Technology		4,137,575

Utilities (3.61%)
Allete Inc	2,248	106,375
American States Wtr	1,344	71,407
Avista Corp	4,134	110,419
CH Energy Group Inc	1,008	65,248
El Paso Electric Co	2,842	101,715
Laclede Grp Inc/The	1,463	69,244
New Jersey Resources	2,989	135,641
Northwest Nat. Gas	1,924	82,213
NorthWestern Corp.	2,615	107,633
Piedmont Natural Gas	5,013	169,390
South Jersey Ind	2,157	126,012
Southwest Gas Corp	3,304	156,444
UIL Holdings Corp	3,440	134,022
UNS Energy Corp.	2,938	137,733
Total Utilities		1,573,496

Total Common Stock (Cost $30,326,409)		41,623,326

Short-Term Investments (1.15%)

United States Treasury Bills (1.15%)	Par Value
United States T-Bill 06/20/2013, DN	500,000	499,987
Total United States Treasury Bills		499,987

Total Short-Term Investments (Cost $499,987)		499,987

Total Investments (Cost $30,826,396) (a) (96.68%)		42,123,313
Other Net Assets (3.32%)		1,448,176
Net Assets (100.00%)		$43,571,489

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $30,826,396.
At May 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$14,232,617
Unrealized depreciation		(2,935,700)
Net unrealized appreciation		$11,296,917

(b) Futures contracts at May 31, 2013:
Contracts - $100 times premium / delivery month / commitment

Russell 2000 MINI		Unrealized Appreciation
19 / JUN 2013 / Long		$89,778

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Shares	Value
Common Stock (98.76%)

Basic Materials (4.01%)
Chemicals (4.01%)
EI Du Pont de Nemour	19,286	1,075,966
PPG Industries Inc	24,300	3,732,723
Praxair Inc	15,167	1,734,043
Sensient Tech.	17,000	701,590
Total Basic Materials		7,244,322

Communications (5.78%)
Media (1.76%)
Walt Disney Co	50,535	3,187,748

Telecommunications (4.02%)
AT&T Inc	86,469	3,025,550
Rogers Comm Inc. DL USD$ Class B	20,140	912,543
Verizon Comm.	68,242	3,308,373
		7,246,466

Total Communications		10,434,214

Consumer, Cyclical (7.30%)
Auto Manufacturers (1.37%)
Ford Motor Co	158,000	2,477,440

Retail (5.93%)
Home Depot Inc	46,150	3,630,158
McDonald's Corp	25,868	2,498,073
Ross Stores Inc	24,384	1,567,891
Target Corp	43,339	3,012,061
		10,708,183

Total Consumer, Cyclical		13,185,623

Consumer, Non-Cyclical (23.55%)
Agriculture (2.99%)
AbbVie Inc.	41,610	1,776,331
Altria Group Inc	52,900	1,909,690
Reynolds American	35,584	1,711,946
		5,397,967

Beverages (1.50%)
PepsiCo Inc	33,600	2,713,872

Biotechnology (3.06%)
Celgene Corp.*	27,935	3,454,163
Gilead Sciences Inc*	38,000	2,070,240
		5,524,403

Commercial Services (1.53%)
Lender Processing	17,011	562,894
Moody's Corp	13,992	929,628
Paychex Inc	34,000	1,265,821
		2,758,343

Cosmetics / Personal Care (2.67%)
Colgate-Palmolive Co	20,400	1,179,936
Procter & Gamble Co	47,580	3,652,241
		4,832,177

Food (0.79%)
ConAgra Foods Inc	42,450	1,430,141

Healthcare - Products (3.82%)
Baxter International	45,886	3,227,162
Johnson & Johnson	43,800	3,687,084
		6,914,246

Healthcare - Services (3.28%)
Aetna Inc	20,984	1,267,014
Healthsouth Corp.*	74,000	2,167,460
WellPoint Inc (New)	32,300	2,486,131
		5,920,605

Household Products / Wares (0.90%)
Kimberly-Clark Corp	16,800	1,626,744

Pharmaceuticals (3.01%)
Abbott Laboratories	41,610	1,525,839
AmerisourceBergen Co	45,612	2,466,697
Merck & Co Inc	30,900	1,443,030
		5,435,566

Total Consumer, Non-Cyclical		42,554,064

Energy (13.75%)
Oil & Gas (11.73%)
Anadarko Petroleum	21,340	1,866,610
Apache Corp	25,626	2,104,663
BP PLC ADR	51,700	2,218,447
Chevron Corp	56,524	6,938,322
ConocoPhillips	19,648	1,205,208
Devon Energy Corp	15,952	906,871
Exxon Mobil Corp	46,936	4,246,300
Royal Dutch Shell	25,500	1,692,435
		21,178,856

Oil & Gas Services (1.72%)
Baker Hughes Inc	27,455	1,248,653
Schlumberger Ltd	25,500	1,862,265
		3,110,918

Pipelines (0.30%)
Spectra Energy Corp.	18,000	550,260

Total Energy		24,840,034

Financial (16.35%)
Banks (10.15%)
Bank of America Corp	40,000	546,400
Bank of NY Mellon	21,450	644,787
Goldman Sachs Group	27,750	4,497,720
JPMorgan Chase & Co	110,198	6,015,709
State Street Corp	14,400	952,992
US Bancorp	60,600	2,124,636
Wells Fargo & Co	87,889	3,563,899
		18,346,143

Diversified Financial Services (2.99%)
BlackRock, Inc.	9,000	2,512,800
Morgan Stanley	70,450	1,824,655
NYSE Euronext	26,450	1,064,084
		5,401,539

Insurance (2.49%)
Arthur J Gallagher	32,400	1,415,231
Aspen Insurance Hldg	26,315	966,813
Marsh & McLennan Cos	13,600	544,272
Principal Financial	28,150	1,065,478
Stancorp Financial	11,150	506,545
		4,498,339

Savings & Loans (0.72%)
New York Cmnty Bncrp	100,000	1,308,000

Total Financial		29,554,021

Industrial (9.48%)
Aerospace / Defense (3.16%)
Boeing Co	17,000	1,683,340
Northrop Grumman	8,600	708,554
Rockwell Collins Inc	12,400	802,900
United Technologies	26,500	2,514,850
		5,709,644

Electronics (0.25%)
Agilent Technologies	9,870	448,592

Machinery - Construction & Mining (1.35%)
Caterpillar Inc	28,342	2,431,744

Miscellaneous Manufacturing (2.76%)
3M Co	23,812	2,625,749
Danaher Corp	38,300	2,367,706
		4,993,455

Transportation (1.96%)
FedEx Corp	4,830	465,322
Seaspan Corp.	25,000	573,000
Union Pacific Corp	5,475	846,545
United Parcel Svs.	19,260	1,654,434
		3,539,301

Total Industrial		17,122,736

Technology (12.16%)
Computers (5.01%)
Apple Inc.	11,200	5,036,416
EMC Corp*	29,720	735,867
Hewlett-Packard Co	50,000	1,221,000
Intl Bus Machines	9,860	2,051,077
		9,044,360

Semiconductors (4.45%)
Analog Devices Inc	14,040	644,857
Intel Corp	122,563	2,975,829
Kla-Tencor Corp	10,440	587,668
Linear Technology Co	26,180	981,750
Qualcomm Inc	26,775	1,699,677
Taiwan Semi Mfg Co ADR	30,000	559,800
Texas Instruments	16,500	592,185
		8,041,766

Software (2.70%)
Microsoft Corp	77,733	2,711,327
Oracle Corp	64,130	2,165,029
		4,876,356

Total Technology		21,962,482

Utilities (6.38%)
Electric (5.45%)
Ameren Corp	22,900	779,516
Consolidated Edison	31,700	1,809,119
DTE Energy Co	7,000	466,270
Duke Energy	26,999	1,807,043
Entergy Corp	11,946	822,840
Exelon Corp	18,746	587,500
FirstEnergy Corp	23,574	919,622
NextEra Energy Inc.	11,200	846,944
PG&E Corp	15,000	673,650
Pinnacle West Cap	11,000	621,280
Southern Co/The	11,500	504,850
		9,838,634

Gas (0.93%)
AGL Resources Inc	5,867	248,350
NiSource Inc	27,000	775,710
Sempra Energy	8,050	654,465
		1,678,525

Total Utilities		11,517,159

Total Common Stock (Cost $113,021,192)		178,414,655

Total Investments (Cost $113,021,192) (a) (98.76%)		178,414,655
Other Net Assets (1.24%)		2,232,399
Net Assets (100.00%)		$180,647,054

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $113,021,192.
At May 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$66,724,935
Unrealized depreciation		(1,331,472)
Net unrealized appreciation		$65,393,463

EUROPEAN GROWTH AND INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Shares	Value
Common Stock (98.96%)

Basic Materials (7.53%)
Chemicals (2.68%)
BASF SE	3,488	339,731

Iron / Steel (0.02%)
APERAM Registry Shares	185	2,483

Mining (4.83%)
Anglo American plc ADR	11,403	130,678
BHP Billiton LTD ADR	4,500	293,940
Rio Tinto PLC ADR	4,400	187,968
		612,586

Total Basic Materials		954,800

Communications (10.57%)
Telecommunications (10.57%)
Deutsche Telekom AG ADR	11,525	132,307
France Telecom SA ADR	7,700	77,770
Nokia ADR*	15,928	54,792
Telefonaktiebolaget LM Ericsson ADR	12,888	150,403
Telefonica SA*	18,495	252,457
Vodafone Group PLC ADR	23,233	672,595
Total Communications		1,340,324

Consumer, Cyclical (1.92%)
Auto Manufacturers (1.92%)
Daimler AG	3,835	243,714
Total Consumer, Cyclical		243,714

Consumer, Non-Cyclical (33.43%)
Agriculture (3.55%)
Brit American Tob. ADR	4,100	450,057

Beverages (5.96%)
Anheuser-Busch InBev ADR	4,700	432,024
Diageo PLC ADR	2,735	323,441
		755,465

Food (8.59%)
Nestle SA ADR	12,412	823,164
Unilever NV	6,508	265,396
		1,088,560

Pharmaceuticals (15.33%)
Bayer AG ADR	1,515	162,893
Novartis AG ADR	10,757	771,922
Roche Holding AG ADR	9,632	600,459
Sanofi Aventis ADR	7,700	408,793
		1,944,067

Total Consumer, Non-Cyclical		4,238,149

Energy (12.03%)
Oil & Gas (12.03%)
BP PLC ADR	6,876	295,049
ENI SpA ADR	7,482	339,009
Royal Dutch Shell	7,220	479,192
Total SA ADR	8,258	411,661
Total Energy		1,524,911

Financial (21.41%)
Banks (15.65%)
Banco Bilbao Vizcaya	14,915	139,157
Banco Santander ADR	36,958	266,098
Barclays PLC ADR	8,751	167,932
BNP Paribas ADR	5,452	160,834
Deutsche Bank AG	5,544	256,798
HSBC Holdings PLC	11,565	634,455
Intesa Sanpaolo ADR	5,800	64,728
Societe Generale ADR	10,900	86,655
UBS AG	11,792	206,714
		1,983,371

Diversified Financial Services (0.96%)
Credit Suisse Group	4,152	122,231

Insurance (4.80%)
Allianz AG ADR	18,157	282,523
AXA ADR	6,984	139,820
ING Groep NV ADR*	20,000	186,000
		608,343

Total Financial		2,713,945

Industrial (8.42%)
Building Materials (0.66%)
CRH PLC ADR	4,000	83,760

Electronics (0.93%)
Koninklijke Philips ADR	4,184	118,282

Miscellaneous Manufacturing (6.83%)
Siemens AG	8,235	865,499

Total Industrial		1,067,541

Technology (2.12%)
Software (2.12%)
SAP AG ADR	3,667	269,304
Total Technology		269,304

Utilities (1.53%)
Electric (1.53%)
E.ON AG	6,935	117,479
GDF Suez ADR	3,758	77,039
Total Utilities		194,518

Total Common Stock (Cost $12,406,626)		12,547,206

Total Investments (Cost $12,406,626) (a) (98.96%)		12,547,206
Other Net Assets (1.04%)		131,245
Net Assets (100.00%)		$12,678,451

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $12,406,626.
At May 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$2,853,515
Unrealized depreciation		(2,712,935)
Net unrealized appreciation		$140,580

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Shares	Value
Common Stock (94.36%)

Basic Materials (0.38%)
Chemicals (0.27%)
Sigma-Aldrich Corp	1,957	163,723

Mining (0.11%)
Randgold Resources ADR	829	64,977

Total Basic Materials		228,700

Communications (27.24%)
Internet (15.40%)
Amazon.Com Inc*	7,706	2,073,145
Baidu Inc. ADR*	4,463	431,304
eBay Inc*	22,688	1,227,421
Equinix, Inc*	793	160,694
Expedia Inc	1,925	110,611
F5 Networks Inc*	1,217	101,267
Facebook Inc*	27,374	666,557
Google Inc*	3,252	2,830,572
Liberty Interactive Class A*	8,334	187,098
Priceline.com Inc*	810	651,183
Symantec Corp*	11,202	250,813
Yahoo! Inc*	19,223	505,565
		9,196,230

Media (6.77%)
Comcast Corp	36,600	1,469,489
DIRECTV*	9,315	569,426
Discovery Comm. Series A*	2,358	185,952
Liberty Global Inc.*	2,297	169,289
News Corp Class A	24,815	796,810
Sirius XM Radio Inc.	106,610	371,003
Viacom Inc (New)	7,257	478,164
		4,040,133

Telecommunications (5.07%)
Cisco Systems Inc	90,864	2,188,005
SBA Communications Class A*	2,063	155,282
Virgin Media Inc.	4,377	217,362
Vodafone Group PLC ADR	16,008	463,432
		3,024,081

Total Communications		16,260,444

Consumer, Cyclical (6.34%)
Auto Manufacturers (0.52%)
Paccar Inc	5,745	307,932

Distribution / Wholesale (0.59%)
Fastenal Co	4,821	251,560
Fossil Inc*	937	99,509
		351,069
Lodging (0.37%)
Wynn Resorts Ltd	1,639	222,724

Retail (4.44%)
Bed Bath & Beyond*	3,675	250,819
Costco Wholesale	7,080	776,464
Dollar Tree Inc.*	3,606	173,232
O'Reilly Automotive*	1,831	199,414
Ross Stores Inc	3,614	232,380
Sears Canada Inc.	797	6,980
Sears Holding Corp.*	1,639	80,032
Staples Inc	10,953	164,295
Starbucks Corp	12,179	768,130
		2,651,746

Toys / Games / Hobbies (0.42%)
Mattel Inc	5,599	250,555

Total Consumer, Cyclical		3,784,026

Consumer, Non-Cyclical (17.48%)
Beverages (0.26%)
Monster Beverage Co*	2,795	152,579

Biotechnology (9.49%)
Alexion Pharma Inc.*	3,172	309,397
Amgen Inc	12,980	1,304,879
Biogen Idec Inc*	3,841	912,199
Celgene Corp.*	6,806	841,562
Gilead Sciences Inc*	26,436	1,440,233
Life Technologies*	2,744	203,330
Regeneron Pharma.*	1,550	374,899
Vertex Pharma.*	3,531	283,575
		5,670,074

Commercial Services (1.55%)
Automatic Data	7,883	541,720
Paychex Inc	5,911	220,067
Verisk Analytics Inc Class A*	2,732	160,696
		922,483

Food (2.97%)
Kraft Foods Group	9,631	530,957
Mondelez Int'l Inc.	31,625	931,672
Whole Foods Market	6,024	312,405
		1,775,034

Healthcare - Products (0.93%)
Dentsply Intl.	2,302	96,132
Henry Schein Inc*	1,386	133,458
Intuitive Surgical*	652	324,389
		553,979

Pharmaceuticals (2.28%)
Catamaran Corp. USD$ DL*	3,338	164,296
Express Scripts Hldg*	13,303	826,383
Mylan Inc*	6,429	195,956
Perrigo Co	1,488	172,474
		1,359,109

Total Consumer, Non-Cyclical		10,433,258

Industrial (0.90%)
Electronics (0.18%)
Garmin Ltd	3,088	107,864

Environmental Control (0.26%)
Stericycle Inc*	1,399	153,554

Transportation (0.46%)
CH Robinson WW	2,621	148,584
Expeditors Intl.	3,296	128,643
		277,227

Total Industrial		538,645

Technology (42.02%)
Computers (14.25%)
Apple Inc.	15,263	6,863,465
Cognizant Technology*	4,905	317,108
Dell Inc	28,259	377,257
NetApp, Inc.*	5,858	219,851
Sandisk Corp*	3,931	232,008
Seagate Technology	5,832	251,243
Western Digital	3,911	247,645
		8,508,577
Semiconductors (11.31%)
Altera Corp	5,197	172,488
Analog Devices Inc	4,973	228,410
Applied Materials	19,554	297,221
Avago Technologies	4,002	150,915
Broadcom Corp	8,419	302,326
Intel Corp	84,010	2,039,764
Kla-Tencor Corp	2,700	151,983
Linear Technology Co	3,780	141,750
Maxim Integrated Pro	4,753	140,166
Microchip Technology	3,175	115,824
Micron Technology*	16,608	193,981
Nvidia Corp	10,156	147,160
Qualcomm Inc	29,223	1,855,076
Texas Instruments	17,957	644,477
Xilinx Inc	4,251	172,803
		6,754,344
Software (16.46%)
Activision Blizzard	18,102	261,212
Adobe Systems Inc*	8,107	347,871
Akamai Technologies*	2,884	133,010
Autodesk Inc*	3,540	133,564
BMC Software Inc*	2,456	111,245
CA Inc	7,410	202,367
Cerner Corp*	2,799	275,086
Check Point Software*	3,328	166,666
Citrix Systems Inc*	3,029	194,916
Fiserv Inc*	2,169	189,050
Intuit Inc	4,813	281,272
Microsoft Corp	136,148	4,748,842
Nuance Communication*	5,140	97,660
Oracle Corp	79,584	2,686,756
		9,829,517

Total Technology		25,092,438

Total Common Stock (Cost $40,132,272)		56,337,511

Preferred Stock (0.00%)
Orchard Supply HWare Series A; 0% Coupon	50	52
Total Preferred Stock (Cost $57)		52

Short-Term Investments (1.01%)

United States Treasury Bills (1.01%)	Par Value
United States T-Bill 06/20/2013, DN	600,000	599,984
Total United States Treasury Bills		599,984

Total Short-Term Investments (Cost $599,984)		599,984

Total Investments (Cost $40,732,313) (a) (95.37%)		56,937,547
Other Net Assets (4.63%)		2,761,998
Net Assets (100.00%)		$59,699,545

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $40,732,313.
At May 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$17,410,016
Unrealized depreciation		(1,204,782)
Net unrealized appreciation		$16,205,234

(b) Futures contracts at May 31, 2013:
Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-MINI		Unrealized Depreciation
55 / JUN 2013 / Long		$(7,817)

SHELTON GREEN ALPHA FUND
Portfolio of Investments (Unaudited)
5/31/2013

Security Description	Shares	Value
Common Stock (87.81%)

Basic Materials (1.03%)
Iron/Steel (1.03%)
Schnitzer Steel Indu	512	12,646
Total Basic Materials		12,646

Communications (4.65%)
Internet (2.90%)
Google Inc*	41	35,687

Telecommunications (1.75%)
DigitalGlobe Inc.*	716	21,645

Total Communications		57,332

Consumer, Cyclical (9.67%)
Auto Manufacturers (3.93%)
Kandi Technologies*	4,112	15,420
Tesla Motors, Inc.*	339	33,141
		48,561

Auto Parts & Equipment (2.04%)
Johnson Controls Inc	672	25,106

Home Furnishings (1.39%)
Sharp Corporation ADR*	3,700	17,205

Office Furnishings (2.31%)
Herman Miller Inc	674	18,946
Interface Inc	566	9,509
		28,455

Total Consumer, Cyclical		119,327

Consumer, Non-Cyclical (7.27%)
Food (7.27%)
Hain Celestial Group*	474	31,578
SunOpta Inc.*	2,428	18,987
United Natural Foods*	739	39,108
Total Consumer, Non-Cyclical		89,673

Energy (3.22%)
Energy-Alternate Sources (3.22%)
Solarcity Corp*	877	39,684
Total Energy		39,684

Industrial (31.31%)
Building Materials (1.77%)
LSI Industries Inc	1,403	11,434
TREX Company Inc*	187	10,392
		21,826

Electrical Components & Equipment (7.43%)
Advanced Energy Ind.*	1,500	27,600
GrafTech Intl*	1,388	11,645
Sunpower Corp*	1,757	33,910
Universal Display*	619	18,434
		91,589

Electronics (11.29%)
Badger Meter Inc	831	37,029
Honeywell Intl.	327	25,656
Itron Inc*	642	26,964
Kyocera Corp ADR	304	29,716
Waters Corp*	207	20,019
		139,384

Engineering & Construction (0.99%)
ABB Ltd. ADR	562	12,246

Environmental Control (4.27%)
Calgon Carbon Corp*	174	3,142
Covanta Holding Corp	1,272	26,012
Darling Intl.*	1,200	23,532
		52,686

Machinery-Diversified (2.05%)
Lindsay Corp.	111	9,019
Xylem Inc	579	16,293
		25,312

Metal Fabricate/Hardware (1.47%)
Sims Metal Managment ADR	1,976	18,080

Miscellaneous Manufacturing (2.04%)
Pentair Ltd.	432	25,160

Total Industrial		386,283

Technology (15.18%)
Computers (0.24%)
Maxwell Technologies*	403	2,914

Semiconductors (14.23%)
Aixtron AG ADR	446	7,970
Applied Materials	1,395	21,204
Atmel Corp*	2,900	22,823
Brooks Automation	1,727	18,393
Cree Inc*	419	26,125
Exar Corp*	983	11,088
First Solar, Inc.*	588	31,975
IXYS Corp	908	10,351
MEMC Elec Materials*	1,657	13,372
Veeco Instruments*	290	12,293
		175,594

Software (0.71%)
Digi International*	913	8,756

Total Technology		187,264

Utilities (15.48%)
Electric (4.85%)
Ameresco Inc.*	1,998	16,503
Canadian Solar $USD DL*	3,404	28,968
Ormat Techologies	627	14,308
		59,779

Water (10.63%)
American Water Works	884	35,307
California Water	1,353	26,695
Companhia de Saneam ADR	2,497	31,762
Consolidated WaterCo	996	10,747
Veolia Environment ADR	2,161	26,580
		131,091

Total Utilities		190,870

Total Common Stock (Cost $977,713)		1,083,079

Total Investments (Cost $977,713) (a) (87.81%)		1,083,079
Other Net Assets (12.19%)		150,307
Net Assets (100.00%)		$1,233,386

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $977,713.
At May 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$123,008
Unrealized depreciation		(17,642)
Net unrealized appreciation		$105,366

Fair Value Measurements

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at May 31, 2013 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	$-	$105,397,582	$-	$105,397,582	$-
California Tax-Free Money Market Fund	-	36,001,332	-	36,001,332	-
U.S. Government Securities Fund	-	33,900,051	-	33,900,051	-
Short-Term U.S. Government Bond Fund	-	8,959,130	-	8,959,130	-
The United States Treasury Trust Fund	-	70,695,728	-	70,695,728	-
S&P 500 Index Fund	107,416,150	199,995	-	107,616,145	49,345
S&P MidCap Index Fund	150,065,822	-	-	150,065,822	(4,240)
S&P SmallCap Index Fund	41,623,326	499,987	-	42,123,313	89,778
Shelton Core Value Fund	178,414,655	-	-	178,414,655	-
European Growth & Income Fund	12,547,206	-	-	12,547,206	-
Nasdaq-100 Index Fund	56,337,563	599,984	-	56,937,547	(7,817)
Green Alpha Fund	1,083,079	-	-	1,083,079	-
Total	$547,487,801	$256,253,789	$-	$803,741,590	$127,066

(a)	There were no transfers in or out of Level 1, Level 2, and Level 3 during the period ended May 31, 2013. It is the Trust's policy to recognize transfers at the end of the reporting period.
(b)
All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 18, 2013

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date July 18, 2013